UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	02-28-2015

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
High-Yield Municipal Fund
February 28, 2015

High-Yield Municipal - Schedule of Investments
FEBRUARY 28, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 100.5%
Alabama — 1.1%
Gadsden Industrial Development Board Pollution Control Rev., (Alabama Power Company Project), VRDN, 0.03%, 3/2/15	1,950,000	1,950,000
Jefferson County Sewer Rev., Series 2013 D, 6.50%, 10/1/53	2,000,000	2,328,500
		4,278,500
Alaska — 0.2%
Northern Tobacco Securitization Corp. Settlement Rev., Series 2006 A, 5.00%, 6/1/46	1,000,000	810,760
Arizona — 2.6%
City of Mesa Excise Tax Rev., 5.00%, 7/1/27	250,000	273,127
Florence Town Inc. Industrial Development Authority Education Rev., (Legacy Traditional Charter School), 6.00%, 7/1/43	1,000,000	1,085,220
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25	500,000	589,800
Phoenix Industrial Development Authority Rev., 5.375%, 2/1/41	1,000,000	1,001,360
Phoenix Industrial Development Authority Rev., (Great Hearts Academies Project), 5.00%, 7/1/44(1)	1,000,000	1,037,900
Phoenix Industrial Development Authority Rev., Series 2014 A, (Legacy Traditional Schools Project), 6.75%, 7/1/44(1)	2,000,000	2,296,420
Pima County Sewer System Rev., Series 2011 B, 5.00%, 7/1/26	1,000,000	1,172,370
Salt Verde Financial Corp. Senior Gas Rev., Series 2007, 5.00%, 12/1/37	1,000,000	1,156,630
Sundance Community Facilities District No. 2 Special Assessment Rev., 7.125%, 7/1/27(1)	575,000	576,058
Sundance Community Facilities District No. 3 Special Assessment Rev., 6.50%, 7/1/29	347,000	347,448
		9,536,333
Arkansas — 0.7%
Little Rock Metrocentre Improvement District No. 1 Rev., (Little Rock Newspapers, Inc.), VRDN, 0.02%, 3/2/15 (LOC: JPMorgan Chase Bank N.A.)	2,500,000	2,500,000
California — 13.6%
Anaheim Public Financing Authority Rev., Series 2014 A, (Convention Center Expansion), 5.00%, 5/1/46	2,200,000	2,469,720
California County Tobacco Securitization Agency Rev., Series 2006 A, 0.00%, 6/1/50(2)	8,000,000	488,240
California GO, 5.00%, 4/1/37	1,000,000	1,140,450
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	2,000,000	2,409,860
California Health Facilities Financing Authority Rev., Series 2013 A, (Sutter Health), 5.00%, 8/15/52	1,500,000	1,701,225
California Mobilehome Park Financing Authority Rev., Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36	2,000,000	2,003,360
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/41	800,000	984,240
California Public Works Board Rev., Series 2013 A, (Judicial Council Projects), 5.00%, 3/1/30	1,500,000	1,727,205
California Public Works Board Lease Rev., Series 2013 I, (Various Capital Projects), 5.00%, 11/1/38	1,500,000	1,707,990
California Public Works Board Lease Rev., Series 2014 A, (Various Correctional Facilities), 5.00%, 9/1/39	3,000,000	3,445,080
California Statewide Communities Development Authority Rev., (Lancer Educational Student Housing), 7.50%, 6/1/42	2,000,000	2,233,380
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	2,000,000	2,236,900
Clovis Unified School District GO, Capital Appreciation, Series 2004 A, (Election of 2004), 0.00%, 8/1/26 (NATL-RE)(2)	2,500,000	1,764,125
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 A, 6.00%, 1/15/49	2,250,000	2,681,887
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 B-3, VRDN, 5.50%, 1/15/23	500,000	586,735
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 C, 6.50%, 1/15/43	500,000	602,205
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2013 A, 0.00%, 1/15/24(3)	500,000	372,645
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2015 A, 0.00%, 1/15/33(2)	750,000	336,435
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.00%, 6/1/33	500,000	423,285

Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.125%, 6/1/47	500,000	392,635
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.75%, 6/1/47	2,000,000	1,719,740
Independent Cities Finance Authority Mobilehome Park Rev., Series 2010 A, (Lamplighter Salinas), 6.15%, 7/15/40	2,000,000	2,219,020
Long Beach Unified School District GO, Capital Appreciation, Series 2008 G, 0.00%, 8/1/25 (AGC)(2)	1,595,000	1,167,747
Morongo Band of Mission Indians Rev., Series 2008 B, (Enterprise Casino Services), 6.50%, 3/1/28(1)	1,000,000	1,138,700
Oakland Redevelopment Agency Rev., 5.00%, 9/1/36 (Ambac)	3,350,000	3,525,171
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	385,000	475,129
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.40%, 7/1/23	250,000	254,023
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.50%, 7/1/27	215,000	218,382
Poway Unified School District GO, (Election of 2008), 0.00%, 8/1/32(2)	2,000,000	1,036,920
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Rev., Series 2015 A-1, (Public Improvements), 5.50%, 9/1/45	1,500,000	1,531,665
River Rock Entertainment Authority (The) Rev., Series 2011 B, 8.00%, 11/1/18(4)(5)	2,931,000	291,459
San Francisco City and County Airports Commission Rev., Series 2013 A, (San Francisco International Airport), 5.00%, 5/1/23	750,000	906,180
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2009 D, (Mission Bay South Redevelopment), 6.625%, 8/1/39	250,000	290,565
San Joaquin Hills Transportation Corridor Agency Rev., Series 2014 B, (Junior Lien), 5.25%, 1/15/44	3,000,000	3,298,380
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/36 (NATL-RE)(2)	1,000,000	394,010
Successor Agency to the Redevelopment Agency of the City & County of San Francisco Communities Facilities District No. 6 Special Tax Rev., Capital Appreciation, Series 2013 C, (Mission Bay South Public Improvements), 0.00%, 8/1/43 (BAM)(2)	3,500,000	720,965
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	1,500,000	1,503,360
		50,399,018
Colorado — 4.5%
Central Platte Valley Metropolitan District GO, 5.00%, 12/1/43	1,000,000	1,044,180
Colorado Department of Transportation Rev., (Transportation Revenue Anticipation Notes), 5.00%, 12/15/16	2,000,000	2,163,400
Colorado Health Facilities Authority Rev., Series 2010 A, (Total Longterm Care), 6.00%, 11/15/30	500,000	552,630
Denver City and County Airport Rev., Series 2007 A, (United Air Lines Project), 5.75%, 10/1/32	1,500,000	1,606,050
Denver Health & Hospital Authority Rev., Series 2014 A, 5.00%, 12/1/39	800,000	872,480
Denver Health & Hospital Authority Rev., Series 2014 A, 5.25%, 12/1/45	250,000	277,472
Denver Urban Renewal Authority Tax Increment Rev., Series 2013 A-1, 5.00%, 12/1/25	1,500,000	1,739,655
E-470 Public Highway Authority Rev., Series 2014 A, VRDN, 1.20%, 3/5/15	2,200,000	2,202,156
Foothills Metropolitan District Special Assessment Rev., 6.00%, 12/1/38	1,000,000	1,073,940
One Horse Business Improvement District Rev., (Sales Tax Sharing), 6.00%, 6/1/24	1,500,000	1,502,775
Plaza Metropolitan District No. 1 Tax Allocation Rev., 5.00%, 12/1/22	500,000	541,955
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	1,000,000	1,150,220
Todd Creek Farms Metropolitan District No. 1 Rev., 5.60%, 12/1/14(6)	1,800,000	1,080,018
Todd Creek Farms Metropolitan District No. 1 Rev., 6.125%, 12/1/19(5)	1,500,000	900,015
		16,706,946
Delaware — 0.5%
Delaware State Economic Development Authority Gas Facilities Rev., (Delmarva Power & Light Co.), 5.40%, 2/1/31	1,500,000	1,690,740
District of Columbia — 0.3%
Metropolitan Washington Airports Authority Rev., Series 2014 A, (Dulles Metrorail and Capital Projects), 5.00%, 10/1/53	1,000,000	1,064,890
Florida — 6.6%
Alachua County Health Facilities Authority Rev., (Ridge Retirement Village, Inc.), 6.375%, 11/15/49	1,500,000	1,683,510
Brevard County Health Facilities Authority Rev., 5.00%, 4/1/39	1,500,000	1,675,770
Brevard County Industrial Development Rev., (TUFF Florida Institute of Technology), 6.75%, 11/1/39	1,000,000	1,118,650
Broward County Airport System Rev., Series 2013 C, 5.25%, 10/1/38	500,000	567,225
Celebration Pointe Community Development District Special Assessment Rev., 5.125%, 5/1/45	750,000	767,115

Escambia County Rev., (Gulf Power Co.),VRDN, 2.10%, 4/11/19	500,000	508,350
Greater Orlando Aviation Authority Rev., (JetBlue Airways Corp.), 5.00%, 11/15/36	1,000,000	1,014,050
Hillsborough County Industrial Development Authority Rev., Series 2013 A, (Tampa General Hospital), 5.00%, 10/1/34	1,250,000	1,410,350
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/23	500,000	600,800
Lakeland Hospital System Rev., (Lakeland Regional Health Systems), 5.00%, 11/15/45	1,500,000	1,652,070
Martin County Health Facilities Authority Rev., (Martin Memorial Medical Center), 5.50%, 11/15/42	1,500,000	1,663,425
Miami-Dade County Rev., Series 2012 B, 5.00%, 10/1/37	1,500,000	1,674,285
Miami-Dade County Expressway Authority Rev., Series 2014 B, 5.00%, 7/1/31	1,000,000	1,158,360
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 4.00%, 9/15/19	110,000	116,248
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	950,000	1,000,369
Mid-Bay Bridge Authority Springing Lien Rev., Series 2011 A, 7.25%, 10/1/40	2,000,000	2,436,840
Orange County Health Facilities Authority Rev., (Presbyterian Retirement Communities Project), 5.00%, 8/1/34	1,450,000	1,601,873
Palm Beach County Health Facilities Authority Rev., (BRRH Corp. Obligated Group), 5.00%, 12/1/31	350,000	396,634
Pompano Beach Rev., (John Knox Village of Florida, Inc.), 5.00%, 9/1/44	865,000	946,838
South Lake County Hospital District Rev., Series 2010 A, (South Lake Hospital), 6.25%, 4/1/39	1,000,000	1,123,290
Village Community Development District No. 10 Special Assessment Rev., 6.00%, 5/1/44	500,000	583,150
Village Community Development District No. 8 Special Assessment Rev., 6.125%, 5/1/39	825,000	951,786
		24,650,988
Georgia — 3.3%
Atlanta Airport Rev., Series 2011 B, 5.00%, 1/1/29	1,000,000	1,106,450
Atlanta Water & Wastewater Rev., 5.00%, 11/1/40(7)	2,500,000	2,860,125
Atlanta Water & Wastewater Rev., Series 2009 A, 6.25%, 11/1/39	3,000,000	3,605,430
DeKalb County Water and Sewer Rev., Series 2011 A, 5.25%, 10/1/36	1,000,000	1,157,120
Marietta Development Authority Rev., (Life University, Inc.), 7.00%, 6/15/39	1,000,000	1,064,370
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design Project), 5.00%, 4/1/44	500,000	548,980
Putnam County Development Authority Rev., (Power Company Plant Project), VRDN, 0.04%, 3/2/15	1,800,000	1,800,000
		12,142,475
Guam — 2.0%
Guam Government Department of Education COP, Series 2010 A, (John F. Kennedy High School), 6.625%, 12/1/30	1,000,000	1,125,740
Guam Government GO, Series 2009 A, 7.00%, 11/15/39	3,905,000	4,617,155
Guam Government Waterworks Authority Rev., 6.00%, 7/1/15, Prerefunded at 100% of Par(8)	1,500,000	1,529,430
		7,272,325
Hawaii — 0.5%
Hawaii State Department of Budget & Finance Rev., Series 2009 A, (15 Craigside), 9.00%, 11/15/44	1,500,000	1,885,440
Illinois — 6.9%
Bedford Park Tax Allocation Rev., 5.125%, 12/30/18	1,325,000	1,347,300
Chicago Midway Airport Rev., Series 2013 B, 5.00%, 1/1/26	2,200,000	2,548,744
Chicago Motor Fuel Tax Rev., Series 2013, 5.00%, 1/1/16	750,000	777,225
Chicago Motor Fuel Tax Rev., Series 2013, 5.00%, 1/1/17	700,000	749,434
Chicago O'Hare International Airport Rev., Series 2005 A, 5.00%, 1/1/29 (NATL-RE)	1,115,000	1,157,024
Chicago Wastewater Transmission Rev., (Second Lien), 5.00%, 1/1/44	500,000	545,080
Chicago Waterworks Rev., (Second Lien), 5.00%, 11/1/39	450,000	503,420
Cook County GO, Series 2011 A, 5.25%, 11/15/28	800,000	909,640
Hampshire Special Service Area No. 13 Special Tax Rev., (Tuscany Woods), 5.75%, 3/1/37(4)(5)	2,493,000	1,868,628
Illinois Educational Facilities Authority Rev., Series 2001 B-1, (University of Chicago), VRDN, 1.10%, 2/15/18	1,125,000	1,124,764
Illinois Finance Authority Rev., (Northwestern Memorial Healthcare), 5.00%, 8/15/43	1,000,000	1,104,720
Illinois Finance Authority Rev., Series 2008 A, (Prairie Power, Inc.), VRDN, 1.30%, 5/8/17 (GA: National Rural Utilities Cooperative Finance Corp.)	1,270,000	1,273,721
Illinois Finance Authority Rev., Series 2009 A, (Rush University Medical Center Obligation Group), 7.25%, 11/1/18, Prerefunded at 100% of Par(8)	1,500,000	1,830,645

Illinois Finance Authority Rev., Series 2013 A, (Benedictine University Project), 6.25%, 10/1/33	1,000,000	1,155,060
Illinois Finance Authority Rev., Series 2015 A, (Rush University Medical Center Obligation Group) 5.00%, 11/15/38	500,000	562,330
Illinois GO, 5.00%, 8/1/18	4,000,000	4,429,160
Illinois GO, 5.00%, 5/1/29	1,500,000	1,631,025
Illinois GO, 5.50%, 7/1/38	1,000,000	1,112,980
Metropolitan Pier & Exposition Authority Capital Appreciation, Rev., Capital Appreciation, Series 2012 B, (McCormick Place Project), 0.00%, 12/15/41(2)	1,000,000	291,350
University of Illinois Rev., Series 2011 A, (Auxiliary Facilities System), 5.25%, 4/1/41	625,000	700,556
		25,622,806
Indiana — 0.4%
Indiana Finance Authority Rev., (Major Hospital Project), 5.00%, 10/1/44	1,000,000	1,076,990
Richmond Hospital Authority Rev., Series 2015 A, 5.00%, 1/1/39	500,000	556,470
		1,633,460
Iowa — 0.2%
Iowa Tobacco Settlement Authority Rev., Series 2005 C, 5.625%, 6/1/46	1,000,000	894,460
Kentucky — 0.3%
Kentucky Public Transportation Infrastructure Authority Rev., Series 2013 A, (Downtown Crossing Project), 5.00%, 7/1/17	990,000	1,081,526
Louisiana — 0.8%
New Orleans Aviation Board Rev., Series 2009 A, (Consolidated Rental Car), 6.50%, 1/1/40	1,500,000	1,729,275
New Orleans Sewerage Service Rev., 5.00%, 6/1/20	550,000	638,633
New Orleans Sewerage Service Rev., 5.00%, 6/1/22	450,000	529,497
		2,897,405
Maryland — 2.3%
Anne Arundel County Special Obligation Tax Allocation Rev., (National Business Park), 6.10%, 7/1/40	1,000,000	1,070,920
Baltimore Special Obligation Tax Allocation Rev., Series 2008 A, (Resh Park), 7.00%, 9/1/38	2,900,000	3,155,751
Maryland Economic Development Corp. Rev., Series 2010 A, (Transportation Facilities), 5.75%, 6/1/35	1,000,000	1,084,690
Maryland Health & Higher Educational Facilities Authority Rev., (Medstar Health, Inc.), 5.00%, 8/15/42	1,000,000	1,125,730
Maryland Health & Higher Educational Facilities Authority Rev., (Peninsula Regional Medical Center), 5.00%, 7/1/45	900,000	1,011,726
Maryland Industrial Development Financing Authority Rev., Series 2005 A, (Our Lady of Good Counsel High School), 6.00%, 5/1/15, Prerefunded at 100% of Par(8)	1,000,000	1,010,140
		8,458,957
Massachusetts — 0.3%
Massachusetts Development Finance Agency Rev., Series 2012 C, (Covanta Energy Project), 5.25%, 11/1/42(1)	1,000,000	1,037,310
Michigan — 5.3%
Detroit City School District GO, Series 2012 A, (School Building & Site Improvement), 5.00%, 5/1/25 (Q-SBLF)	2,490,000	2,854,959
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/26	770,000	861,076
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/32	2,250,000	2,420,010
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/39	3,750,000	4,038,150
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.75%, 7/1/37	1,000,000	1,098,320
Flint Hospital Building Authority Rev., (Hurley Medical Center), 7.50%, 7/1/39	1,250,000	1,444,237
Kentwood Economic Development Corp. Rev., (Limited Obligation/Holland Home), 5.625%, 11/15/41	1,750,000	1,859,795
Michigan Finance Authority Rev., (MidMichigan Health Credit Group), 5.00%, 6/1/39	835,000	932,954
Michigan Finance Authority Rev., (Thomas M. Cooley Law School Project), 6.75%, 7/1/44(1)	1,000,000	1,074,780
Michigan Finance Authority Rev., Series 2014 C-1, (Detroit Water & Sewerage Department), 5.00%, 7/1/44	750,000	793,372
Michigan Finance Authority Rev., Series 2015 A, (Detroit School District), 5.00%, 5/1/25 (Q-SBLF)(7)	375,000	445,549
Royal Oak Hospital Finance Authority Rev., Series 2014 D, (William Beaumont Hospital), 5.00%, 9/1/39	1,600,000	1,792,640
		19,615,842
Minnesota — 0.3%
Hugo Charter School Lease Rev., Series 2014 A, (Noble Academy Project), 5.00%, 7/1/44	1,000,000	1,060,620

Missouri — 2.3%
Kirkwood Industrial Development Authority Rev., Series 2010 A, (Aberdeen Heights), 8.25%, 5/15/45	3,000,000	3,461,820
Missouri State Health & Educational Facilities Authority Rev., (Lutheran Senior Services), 6.00%, 2/1/41	1,250,000	1,392,237
Missouri State Health & Educational Facilities Authority Rev., (St. Louis College of Pharmacy Project), 5.50%, 5/1/43	1,000,000	1,108,100
Missouri State Health & Educational Facilities Authority Rev., Series 2011 B, (Rockhurst University), VRDN, 0.03%, 3/2/15 (LOC: Commerce Bank N.A.)	2,495,000	2,495,000
		8,457,157
Nebraska — 1.7%
Central Plains Energy Project Rev., 5.00%, 9/1/42	1,360,000	1,493,715
Omaha Public Power District Rev., Series 2012 A, 5.00%, 2/1/42	1,500,000	1,686,375
Santee Sioux Nation Tribal Health Care Rev., (Indian Health Service Joint Venture), 8.75%, 10/1/20 (Acquired 11/19/09, Cost $3,000,000)(9)	3,000,000	3,067,320
		6,247,410
Nevada — 0.3%
Henderson Local Improvement District No. T-15 Special Assessment Rev., 6.10%, 3/1/24	935,000	955,598
New Jersey — 4.6%
New Jersey Economic Development Authority Rev., (Continental Airlines, Inc.), 5.25%, 9/15/29	1,000,000	1,095,710
New Jersey Economic Development Authority Rev., (Continental Airlines, Inc.), 5.50%, 6/1/33	500,000	559,180
New Jersey Economic Development Authority Rev., (Lions Gate Project), 5.25%, 1/1/44	1,000,000	1,050,070
New Jersey Economic Development Authority Rev., (The Goethals Bridge Replacement Project), 5.375%, 1/1/43	1,600,000	1,782,624
New Jersey Economic Development Authority Rev., Series 2000 A, (Continental Airlines, Inc.), 5.625%, 11/15/30	1,000,000	1,139,650
New Jersey Economic Development Authority Rev., Series 2006 B, (Gloucester Marine Terminal), 6.875%, 1/1/37	2,990,000	3,016,432
New Jersey Economic Development Authority Rev., Series 2014 UU, (School Facility Construction), 5.00%, 6/15/40	2,000,000	2,170,120
New Jersey Health Care Facilities Financing Authority Rev., (Barnabas Health Obligated), 5.00%, 7/1/44	1,000,000	1,119,050
New Jersey Transportation Trust Fund Authority Rev., Series 2012 A, 5.00%, 6/15/42	1,000,000	1,071,210
Salem County Pollution Control Financing Authority Rev., Series 2014 A, (Chambers Project), 5.00%, 12/1/23	2,000,000	2,272,400
South Jersey Transportation Authority Rev., Series 2014 A, 5.00%, 11/1/39	280,000	303,206
Tobacco Settlement Financing Corp. Rev., Series 2007 1-A, 4.75%, 6/1/34	2,000,000	1,557,780
		17,137,432
New Mexico — 1.0%
Cabezon Public Improvement District Special Tax Rev., 6.30%, 3/1/15, Prerefunded at 102% of Par(8)	1,490,000	1,520,739
Montecito Estates Public Improvement District Levy Special Tax Rev., (City of Albuquerque), 7.00%, 10/1/37	1,100,000	1,136,839
Ventana West Public Improvement District Levy Special Tax Rev., 6.875%, 8/1/33	1,000,000	1,001,750
		3,659,328
New York — 8.9%
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40	800,000	950,440
Build NYC Resource Corp. Rev., 5.50%, 11/1/44	1,000,000	1,085,950
Build NYC Resource Corp. Rev., (Pratt Paper NY, Inc.), 5.00%, 1/1/35(1)	1,000,000	1,071,410
Hempstead Town Local Development Corp. Rev., (Molloy College Project) 5.00%, 7/1/44	1,000,000	1,080,520
Long Island Power Authority Rev., Series 2014 A, 5.00%, 9/1/44	875,000	981,155
Metropolitan Transportation Authority Rev., Series 2013 D, 5.00%, 11/15/43	1,000,000	1,132,680
New York City GO, Series 2013 A-1, 5.00%, 8/1/36	900,000	1,031,706
New York City GO, Series 2013 J, 5.00%, 8/1/23	750,000	914,820
New York City Industrial Development Agency Rev., Series 2012 A, 5.00%, 7/1/28	1,000,000	1,105,570
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2015 FF, (Second General Resolution), 5.00%, 6/15/39(7)	1,160,000	1,346,911
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35	1,030,000	1,232,086
New York Liberty Development Corp. Rev., (World Trade Center), 5.00%, 11/15/44(1)	5,000,000	5,275,250
New York State Dormitory Authority Rev., Series 2012 B, 5.00%, 3/15/42	1,000,000	1,126,560
New York State Dormitory Authority Rev., Series 2013 A, 5.00%, 7/1/26	500,000	597,560

New York State Dormitory Authority Rev., Series 2014 A, (Touro College & University System), 5.50%, 1/1/44	850,000	957,729
New York State Urban Development Corp. Rev., Series 2013 A-1, (State Personal Income Tax), 5.00%, 3/15/43	1,000,000	1,137,860
Newburgh GO, Series 2012 A, 5.625%, 6/15/33	1,400,000	1,513,708
Onondaga Civic Development Corp. Rev., Series 2014 A, (St. Joseph's Hospital Health Center Project), 5.125%, 7/1/31	500,000	542,320
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/36	2,000,000	2,366,260
Tompkins County Development Corp. Rev., Series 2014 A, (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	750,000	808,260
Triborough Bridge & Tunnel Authority Rev., Series 2011 A, 5.00%, 1/1/28(10)	3,000,000	3,547,680
Triborough Bridge & Tunnel Authority Rev., Capital Appreciation, Series 2013 A, 0.00%, 11/15/30(2)	2,500,000	1,476,925
Westchester County Local Development Corp. Rev., Series 2014 A, (Pace University), 5.50%, 5/1/42	1,655,000	1,927,297
		33,210,657
North Carolina — 0.8%
Charlotte-Mecklenburg Hospital Authority Rev., Series 2013 A, (Carolinas Health Care System), 5.00%, 1/15/39	1,250,000	1,397,325
North Carolina Capital Facilities Finance Agency Rev., (Duke Energy Carolinas LLC), 4.375%, 10/1/31	1,500,000	1,607,055
		3,004,380
North Dakota — 0.7%
Grand Forks Health Care Facilities Rev., Series 1996 A, (The United Hospital Obligation Group), VRDN, 0.03%, 3/2/15 (LOC: Bank of America N.A.)	2,700,000	2,700,000
Ohio — 2.9%
Buckeye Tobacco Settlement Financing Authority Rev., Series 2007 A-2, 5.125%, 6/1/24	1,000,000	859,310
Buckeye Tobacco Settlement Financing Authority Rev., Series 2007 A-2, 5.75%, 6/1/34	1,000,000	819,880
Buckeye Tobacco Settlement Financing Authority Rev., Series 2007 A-2, 5.875%, 6/1/47	2,000,000	1,662,820
Hamilton County Hospital Facilities Rev., (UC Health), 5.00%, 2/1/44	1,250,000	1,371,063
Muskingum County Hospital Facilities Rev., (Genesis Health System), 5.00%, 2/15/21	1,365,000	1,501,377
Ohio State Water Development Authority Rev., Series 2006 B, (FirstEnergy Nuclear Generation Project), VRDN, 4.00%, 6/3/19 (GA: FirstEnergy Solutions Corp.)	2,500,000	2,679,075
Pinnacle Community Infrastructure Financing Authority Rev., Series 2004 A, 6.25%, 12/1/36	1,800,000	1,820,538
		10,714,063
Oklahoma — 2.6%
Oklahoma Turnpike Authority Rev., Series 2011 A, (Second Series), 5.00%, 1/1/28	2,000,000	2,340,180
Trustees of the Tulsa Municipal Airport Trust Rev., 5.50%, 12/1/35	4,000,000	4,382,920
Tulsa County Industrial Authority Senior Living Community Rev., Series 2010 A, (Montereau, Inc.), 7.25%, 11/1/40	2,500,000	2,782,475
		9,505,575
Oregon — 1.4%
Forest Grove Student Housing Rev., (Oak Tree Foundation), 5.50%, 3/1/37 (Acquired 6/28/07, Cost $1,400,000)(9)	1,400,000	1,455,020
Oregon GO, Series 2011 J, 5.00%, 5/1/36	1,250,000	1,428,887
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/42	1,000,000	1,112,960
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/47	1,250,000	1,387,913
		5,384,780
Pennsylvania — 3.9%
Allegheny County Industrial Development Authority Rev., (Environmental Improvement), 6.875%, 5/1/30	1,000,000	1,151,060
Allegheny County Redevelopment Authority Tax Allocation Rev., (Pittsburgh Mills), 5.60%, 7/1/23	1,500,000	1,523,805
Chester County Industrial Development Authority Rev., (Renaissance Academy Charter School) 5.00%, 10/1/44	1,000,000	1,054,210
Pennsylvania Economic Development Financing Authority Rev., 5.00%, 6/30/42(7)	250,000	274,277
Pennsylvania Economic Development Financing Authority Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/23	2,000,000	2,338,920
Pennsylvania Turnpike Commission Rev., Series 2011 B, 5.25%, 12/1/41	2,000,000	2,229,380
Pennsylvania Turnpike Commission Rev., Series 2014 C, 5.00%, 12/1/44	880,000	995,298
Philadelphia Authority for Industrial Development Rev., Series 2014 A, (First Philadelphia Preparatory Charter School Project), 7.25%, 6/15/43	1,500,000	1,677,345
Philadelphia GO, Series 2014 A, 5.00%, 7/15/38	1,500,000	1,687,530

Philadelphia Municipal Authority Lease Rev., 6.50%, 4/1/39	1,500,000	1,737,330
		14,669,155
Puerto Rico — 3.3%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/29	2,500,000	1,856,275
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/42	2,000,000	1,422,320
Puerto Rico Electric Power Authority Rev., Series 2008 WW, 5.50%, 7/1/38	2,000,000	1,148,120
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	2,085,000	1,197,019
Puerto Rico GO, Series 2008 A, (Public Improvement), 6.00%, 7/1/38	1,500,000	1,064,160
Puerto Rico GO, Series 2009 B, (Public Improvement), 5.75%, 7/1/38	1,000,000	703,150
Puerto Rico GO, Series 2009 C, (Public Improvement), 6.00%, 7/1/39	655,000	463,013
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	500,000	349,115
Puerto Rico GO, Series 2014 A, (Public Improvement), 8.00%, 7/1/35	1,520,000	1,270,203
Puerto Rico Public Buildings Authority Rev., Series 2012 U, 5.25%, 7/1/42	2,250,000	1,461,105
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 A, 5.375%, 8/1/39	2,000,000	1,311,100
		12,245,580
South Carolina — 1.4%
Richland County Rev., Series 2014 A, (International Paper Company Project), 3.875%, 4/1/23	1,105,000	1,205,621
South Carolina Jobs-Economic Development Authority Hospital Rev., (Palmetto Health), 5.75%, 8/1/39	1,475,000	1,622,382
Spartanburg County Regional Health Services District Rev., Series 2012 A, 5.00%, 4/15/37	2,000,000	2,203,100
		5,031,103
Tennessee — 0.9%
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.02%, 3/2/15 (LOC: Bank of America N.A.)	3,445,000	3,445,000
Texas — 5.0%
Central Texas Turnpike System Rev., Series 2015 C, 5.00%, 8/15/42	1,700,000	1,872,278
Dallas-Fort Worth International Airport Rev., Series 2012 B, 5.00%, 11/1/26	3,000,000	3,482,100
Houston Convention & Entertainment Facilities Department Special Tax Rev., 5.00%, 9/1/40(7)	875,000	972,921
Houston Hotel Occupancy Tax Rev., (Convention & Entertainment), 5.00%, 9/1/39	1,000,000	1,117,030
La Vernia Higher Education Finance Corp. Rev., Series 2009 A, (Kipp, Inc.), 6.25%, 8/15/39	1,000,000	1,140,470
Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	500,000	549,105
North Texas Tollway Authority Rev., Series 2014 B, (Second Tier), 5.00%, 1/1/31	500,000	565,540
San Antonio Electric & Gas Rev., (Junior Lien), 5.00%, 2/1/43	650,000	731,341
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Scott & White Healthcare Obligated Group), 5.00%, 8/15/43	1,000,000	1,116,450
Texas Private Activity Bond Surface Transportation Corp. Rev., (Senior Lien/LBJ Infrastructure), 7.00%, 6/30/40	3,000,000	3,633,720
Texas Public Finance Authority Charter School Finance Corp. Rev., Series 2010 A, (Cosmos Foundation, Inc.), 6.20%, 2/15/40	1,500,000	1,732,290
Travis County Health Facilities Development Corp. Rev., (Westminster Manor Health), 7.125%, 11/1/40	1,500,000	1,753,785
		18,667,030
U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority Rev., Series 2010 B, (Subordinated Lien), 5.25%, 10/1/29	1,500,000	1,658,745
Virginia — 1.8%
Dulles Town Center Community Development Authority Special Assessment Rev., 4.25%, 3/1/26	1,750,000	1,760,430
Fairfax County Economic Development Authority Rev., (Silver Line Phase I), 5.00%, 4/1/36	570,000	639,928
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/31(7)	1,000,000	1,161,600
Mosaic Community Development Authority Tax Allocation Rev., Series 2011 A, 6.875%, 3/1/36	1,000,000	1,158,450
Route 460 Funding Corp. Rev., Capital Appreciation, Series 2012 B, 0.00%, 7/1/35(2)	1,075,000	415,068
Tobacco Settlement Financing Corp. Rev., Series 2007 B-1, 5.00%, 6/1/47	500,000	360,845
Washington County Industrial Development Authority Hospital Facility Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38	1,000,000	1,179,370
		6,675,691

Washington — 0.9%
Port of Seattle Industrial Development Corp. Rev., (Delta Airlines, Inc.), 5.00%, 4/1/30	1,000,000	1,051,570
Washington State Housing Finance Commission Rev., Series 2014 A, (Rockwood Retirement Communities Project), 7.50%, 1/1/49(1)	2,000,000	2,246,060
		3,297,630
Wisconsin — 2.4%
Public Finance Authority Rev., (Roseman University Health Sciences), 5.50%, 4/1/32	2,000,000	2,123,820
Wisconsin Department of Transportation Rev., Series 1, 5.00%, 7/1/30	2,500,000	2,928,975
Wisconsin Health & Educational Facilities Authority Rev., (Mile Bluff Medical Center, Inc.), 5.75%, 5/1/39	1,000,000	1,058,740
Wisconsin Health & Educational Facilities Authority Rev., Series 2009 A, (St. John's Communities, Inc.), 7.625%, 9/15/39	1,000,000	1,190,630
Wisconsin Health & Educational Facilities Authority Rev., Series 2014 B, (Rogers Memorial Hospital, Inc.), 5.00%, 7/1/44	1,500,000	1,653,420
		8,955,585
Wyoming — 0.6%
Campbell County Solid Waste Facilities Rev., Series 2009 A, (Basin Electric Power Cooperative), 5.75%, 7/15/39	2,000,000	2,315,260
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $354,112,992)		373,177,960
OTHER ASSETS AND LIABILITIES — (0.5)%		(1,978,621)
TOTAL NET ASSETS — 100.0%		$371,199,339

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
152	U.S. Treasury 10-Year Notes	June 2015	19,425,125	(30,551)
22	U.S. Treasury Long Bonds	June 2015	3,560,563	(16,174)
			22,985,688	(46,725)

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
Q-SBLF	-	Qualified School Board Loan Fund
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $15,753,888, which represented 4.2% of total net assets.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(4)	Non-income producing.

(5)	Security is in default.

(6)	Maturity is in default.

(7)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(8)	Escrowed to maturity in U.S. government securities or state and local government securities.

(9)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $4,522,340, which represented 1.2% of total net assets.

(10)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $342,942.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities and unrealized appreciation (depreciation) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of February 28, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$354,112,992
Gross tax appreciation of investments	$26,164,645
Gross tax depreciation of investments	(7,099,677)
Net tax appreciation (depreciation) of investments	$19,064,968

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Intermediate-Term Tax-Free Bond Fund
February 28, 2015

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 28, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.9%
Alabama — 0.3%
Alabama 21st Century Authority Rev., Series 2012 A, (Tobacco Settlement Revenue), 4.00%, 6/1/16	1,060,000	1,106,046
Alabama 21st Century Authority Rev., Series 2012 A, (Tobacco Settlement Revenue), 5.00%, 6/1/17	1,500,000	1,639,335
Alabama 21st Century Authority Rev., Series 2012 A, (Tobacco Settlement Revenue), 5.00%, 6/1/19	4,510,000	5,155,742
Gadsden Industrial Development Board Pollution Control Rev., (Alabama Power Company Project), VRDN, 0.03%, 3/2/15	700,000	700,000
		8,601,123
Alaska — 0.1%
Aleutians East Borough Project Rev., (Aleutian Pribilof Islands, Inc.), 5.00%, 6/1/20 (ACA)	1,875,000	1,890,469
Arizona — 1.6%
Arizona Board of Regents COP, Series 2006 A, (University of Arizona), 5.00%, 6/1/18 (Ambac)	1,935,000	2,045,024
Arizona Health Facilities Authority Rev., Series 2007 B, (Banner Health), VRN, 0.98%, 4/1/15	7,500,000	6,808,575
Arizona Water Infrastructure Finance Authority Rev., Series 2010 A, 5.00%, 10/1/18	3,000,000	3,437,460
City of Mesa Excise Tax Rev., 5.00%, 7/1/27	2,000,000	2,185,020
Maricopa County Pollution Control Corp. Rev., Series 2009 B, (Arizona Public Service Company), VRDN, 0.02%, 3/2/15 (LOC: JPMorgan Chase Bank N.A.)	6,100,000	6,100,000
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25	5,000,000	5,898,000
Navajo County Unified School District No. 20 Rev., Series 2006 A, 5.00%, 7/1/17 (NATL-RE)	1,815,000	1,982,343
Phoenix Civic Improvement Corp. Airport Rev., Series 2010 A, (Junior Lien), 5.00%, 7/1/40	3,000,000	3,305,490
Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24	1,750,000	2,000,040
Phoenix GO, Series 1995 A, 6.25%, 7/1/17	1,070,000	1,210,791
Phoenix Industrial Development Authority Government Office Lease Rev., (Capitol Mall LLC), 5.00%, 9/15/26 (Ambac)	1,750,000	1,796,217
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)(1)	1,065,000	1,218,232
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)	645,000	725,174
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)(1)	1,120,000	1,317,938
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)	680,000	781,898
Pinal County Apache Junction Unified School District No. 43 GO, Series 2006 B, (School Improvements), 5.00%, 7/1/16, Prerefunded at 100% of Par (FGIC)(1)	775,000	824,212
Queen Creek Improvement District No. 1 Special Assessment Rev., 5.00%, 1/1/16	1,000,000	1,019,690
Salt River Project Agricultural Improvement & Power District Rev., Series 2008 A, (Electric System Distribution), 5.00%, 1/1/38	4,900,000	5,369,959
Salt River Project Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39	4,060,000	4,553,249
		52,579,312
Arkansas — 0.1%
Valdez Marine Terminal Rev., Series 2003 C, (BP Pipelines, Inc.), 5.00%, 1/1/21 (GA: BP plc)	2,600,000	3,012,594
California — 16.3%
Anaheim Public Financing Authority Rev., Series 2014 A, (Convention Center Expansion), 5.00%, 5/1/24	1,500,000	1,820,430
Anaheim Public Financing Authority Rev., Series 2014 A, (Convention Center Expansion), 5.00%, 5/1/26	2,000,000	2,399,300
Anaheim Public Financing Authority Rev., Series 2014 A, (Convention Center Expansion), 5.00%, 5/1/27	1,725,000	2,046,626
Anaheim Public Financing Authority Rev., Series 2014 A, (Convention Center Expansion), 5.00%, 5/1/30	1,750,000	2,033,483
Anaheim Public Financing Authority Rev., Series 2014 A, (Convention Center Expansion), 5.00%, 5/1/31	2,000,000	2,315,280
Anaheim Public Financing Authority Rev., Series 2014 A, (Convention Center Expansion), 5.00%, 5/1/32	2,000,000	2,303,160
Anaheim Public Financing Authority Rev., Series 2014 A, (Convention Center Expansion), 5.00%, 5/1/33	1,800,000	2,066,634

Anaheim Public Financing Authority Rev., Series 2014 A, (Convention Center Expansion), 5.00%, 5/1/39	4,000,000	4,537,880
Anaheim Public Financing Authority Rev., Series 2014 A, (Convention Center Expansion), 5.00%, 5/1/46	3,900,000	4,378,140
Bay Area Toll Authority Toll Bridge Rev., (San Francisco Bay Area), 5.00%, 4/1/26	5,900,000	7,092,272
Bay Area Toll Authority Toll Bridge Rev., Series 2006 C-4, (San Francisco Bay Area), VRDN, 1.45%, 8/1/17	5,975,000	6,035,527
Bay Area Toll Authority Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/16, Prerefunded at 100% of Par(1)	11,780,000	12,397,154
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A-1, (San Francisco Bay Area), VRDN, 0.72%, 3/5/15	2,000,000	2,042,220
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G-1, (San Francisco Bay Area), VRDN, 1.12%, 3/5/15	3,750,000	3,820,162
Bay Area Toll Authority Toll Bridge Rev., Series 2014 B, (San Francisco Bay Area), VRDN, 1.50%, 4/2/18	1,970,000	1,991,335
California Department of Water Resources Power Supply Rev., Series 2005 F-5, 5.00%, 5/1/22	6,215,000	7,029,103
California Department of Water Resources Power Supply Rev., Series 2005 G-4, 5.00%, 5/1/16	2,450,000	2,588,670
California Department of Water Resources Power Supply Rev., Series 2008 AE, (Central Valley), 5.00%, 6/1/18, Prerefunded at 100% of Par(1)	2,795,000	3,173,695
California Department of Water Resources Power Supply Rev., Series 2008 AE, (Central Valley), 5.00%, 12/1/22	205,000	233,120
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/16	5,000,000	5,283,000
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/19	5,000,000	5,824,500
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/15	3,750,000	3,782,850
California Department of Water Resources Power Supply Rev., Series 2013 AM, (Central Valley), 5.00%, 12/1/25	10,185,000	12,471,736
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18(1)	3,020,000	3,436,126
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18	870,000	991,269
California Educational Facilities Authority Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24	3,500,000	4,032,385
California GO, 5.00%, 3/1/15	6,500,000	6,503,575
California GO, 5.00%, 5/1/15	6,000,000	6,052,560
California GO, 5.00%, 10/1/17	8,000,000	8,903,600
California GO, 5.25%, 9/1/23	25,000,000	30,345,250
California GO, 5.00%, 9/1/24	10,000,000	12,170,700
California GO, 5.00%, 12/1/26	3,755,000	4,534,200
California GO, 5.00%, 2/1/27	10,000,000	11,814,500
California GO, 5.00%, 11/1/27	5,000,000	5,961,600
California GO, 5.00%, 2/1/28	10,000,000	11,735,200
California GO, 5.75%, 4/1/31	16,630,000	19,571,348
California GO, 5.00%, 6/1/32	11,805,000	12,860,721
California GO, 5.00%, 11/1/32	2,785,000	3,079,374
California GO, 6.00%, 4/1/38	5,000,000	6,004,900
California GO, 5.50%, 11/1/39	10,000,000	11,805,200
California GO, Series 2012 B, VRN, 0.92%, 3/5/15	4,000,000	4,059,080
California GO, Series 2012 B, VRN, 1.02%, 3/5/15	1,600,000	1,629,216
California GO, Series 2012 B, VRN, 1.17%, 3/5/15	1,920,000	1,963,181
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,500,000	1,525,425
California Health Facilities Financing Authority Rev., Series 2008 B, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	2,200,000	2,237,290
California Health Facilities Financing Authority Rev., Series 2008 C, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,500,000	1,525,425
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(1)	35,000	41,965
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(1)	2,090,000	2,505,889
California Health Facilities Financing Authority Rev., Series 2008 I, (Catholic Healthcare West), 5.125%, 7/1/15, Prerefunded at 100% of Par(1)	2,075,000	2,110,856
California Health Facilities Financing Authority Rev., Series 2009 A, (Adventist Health System West), 5.75%, 9/1/39	2,500,000	2,900,125
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 5.50%, 7/1/22	5,000,000	5,815,200

California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	10,000,000	12,049,300
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/19	1,900,000	2,225,071
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/24	1,250,000	1,464,625
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	1,775,000	2,019,826
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridge), (First Lien), 5.00%, 7/1/26 (FGIC)(1)	4,825,000	6,225,215
California Municipal Finance Authority Rev., Series 2010 A, (University of La Verne), 6.25%, 6/1/40	1,500,000	1,758,855
California Municipal Finance Authority COP, (Community Hospitals of Central California Obligated Group), 5.50%, 2/1/39	1,450,000	1,620,970
California Pollution Control Financing Authority Rev., Series 1996 F, (Pacific Gas & Electric Company), VRDN, 0.02%, 3/2/15 (LOC: JPMorgan Chase Bank N.A.)	2,400,000	2,400,000
California Public Works Board Lease Rev., Series 2009 A, (Department of General Services - Building - 8 & 9), 6.25%, 4/1/34	4,000,000	4,794,520
California Public Works Board Lease Rev., Series 2009 I-1, (Various Capital Projects), 5.375%, 11/1/22	8,000,000	9,514,720
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/24	11,500,000	13,720,765
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	5,000,000	5,923,900
California Public Works Board Lease Rev., Series 2012 D, (Various Capital Projects), 5.00%, 9/1/36	1,935,000	2,181,055
California State University Systemwide Rev., Series 2011 A, 5.00%, 11/1/15	3,315,000	3,425,887
California Statewide Communities Development Authority Rev., Series 2002 C, (Kaiser Permanente), VRDN, 5.00%, 11/1/17	2,400,000	2,631,072
California Statewide Communities Development Authority Rev., Series 2009 E-2, (Kaiser Permanente), VRDN, 5.00%, 5/1/17	2,200,000	2,411,816
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	10,000,000	11,184,500
California Statewide Communities Development Authority Rev., Series 2012 B, (Kaiser Permanente), VRDN, 0.97%, 3/5/15	5,000,000	5,051,750
California Statewide Communities Development Authority Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.25%, 10/1/19 (AGM)	110,000	110,453
Clovis Unified School District GO, Capital Appreciation, Series 2004 A, 0.00%, 8/1/29 (NATL-RE)(2)	2,230,000	1,352,696
Foothill-De Anza Community College District GO, Series 2007 B, 5.00%, 8/1/17 (Ambac)	2,305,000	2,450,699
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 A, 6.00%, 1/15/49	2,350,000	2,801,082
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 B-1, VRDN, 5.00%, 1/15/18	3,750,000	4,061,287
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 B-3, VRDN, 5.50%, 1/15/23	3,900,000	4,576,533
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.00%, 6/1/15	5,000,000	5,054,650
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	1,650,000	1,879,449
Hesperia Unified School District COP, (2007 Capital Improvement), 5.00%, 2/1/17 (Ambac)	670,000	713,275
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.25%, 9/1/37	2,225,000	2,549,605
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/44	2,355,000	2,610,612
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/26	1,485,000	1,751,142
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/28	1,250,000	1,447,675
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/29	1,060,000	1,221,968
Los Angeles Community College District GO, Series 2008 E-1, (Election of 2001), 5.00%, 8/1/18, Prerefunded at 100% of Par(1)	2,250,000	2,565,180
Los Angeles County COP, (Disney Concert Hall), 5.00%, 9/1/20	900,000	1,066,176
Los Angeles County COP, (Disney Concert Hall), 5.00%, 9/1/21	1,250,000	1,499,525
Los Angeles Department of Water & Power System Rev., Series 2009 B, 5.00%, 7/1/20	5,000,000	5,863,450
Los Angeles Department of Water & Power System Rev., Series 2011 A, 4.00%, 7/1/17	100,000	108,294
Los Angeles Department of Water & Power System Rev., Series 2011 A, 5.00%, 7/1/18	500,000	569,515
Los Angeles Department of Water & Power System Rev., Series 2011 A, 5.00%, 7/1/19	250,000	292,990
Los Angeles Department of Water & Power System Rev., Series 2011 A, 5.00%, 7/1/20	1,000,000	1,198,150
Los Angeles Department of Water & Power System Rev., Series 2011 A, 5.00%, 7/1/21	10,000,000	12,161,400
Los Angeles Department of Water & Power System Rev., Series 2011 A, 5.00%, 7/1/21	500,000	600,835
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/18	2,300,000	2,614,870

Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/20	6,065,000	7,081,373
Los Angeles Unified School District GO, Series 2009 I, 5.00%, 7/1/21	6,520,000	7,600,755
Los Angeles Unified School District GO, Series 2011 A-1, 5.00%, 7/1/18	3,205,000	3,643,764
Los Angeles Unified School District GO, Series 2011 A-2, 5.00%, 7/1/21	10,070,000	12,249,954
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35	2,300,000	2,632,626
Metropolitan Water District of Southern California Rev., Series 2011 A-2, VRDN, 0.17%, 3/5/15	5,000,000	4,999,750
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/19 (AGC)	2,300,000	2,621,931
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/20 (AGC)	2,500,000	2,837,875
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/21 (AGC)	5,000,000	5,664,300
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/16	1,000,000	1,064,970
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/17	1,500,000	1,658,235
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	1,925,000	2,375,642
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	5,735,000	6,149,526
Plumas Unified School District GO, 5.25%, 8/1/20 (AGM)	1,000,000	1,201,020
Poway Unified School District GO, Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/41(2)	4,610,000	1,554,907
Riverside County Transportation Commission Rev., Series 2013 A, (Limited Tax), 5.25%, 6/1/39	2,665,000	3,109,229
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/18, Prerefunded at 100% of Par(1)	4,700,000	5,556,434
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	3,950,000	4,857,552
San Diego County Water Authority Rev., Series 2011 S-1, (Subordinate Lien), 5.00%, 7/1/16	5,555,000	5,889,189
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/22	2,000,000	2,385,220
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/23	3,000,000	3,569,190
San Francisco City and County Airports Commission Rev., Series 2008 34-F, 5.00%, 5/1/17 (AGC)	4,140,000	4,551,889
San Joaquin Hills Transportation Corridor Agency Rev., Series 2014 A, (Senior Lien), 5.00%, 1/15/29	5,900,000	6,665,407
San Marcos Public Facilities Authority Tax Allocation Rev., Series 2006 A, (Project Area No. 3), 5.00%, 8/1/20 (Ambac)	1,525,000	1,608,951
Southern California Public Power Authority Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22	2,875,000	3,269,766
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.00%, 9/1/16 (BAM)	630,000	661,903
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.00%, 9/1/17 (BAM)	395,000	425,052
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.00%, 9/1/18 (BAM)	490,000	534,487
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29	2,800,000	3,249,204
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	6,250,000	6,257,625
		551,435,521
Colorado — 1.9%
Aurora Hospital Rev., (Children's Hospital Association), 5.00%, 12/1/40	1,250,000	1,379,100
Colorado Department of Transportation Rev., (Transportation Revenue Anticipation Notes), 5.00%, 12/15/16	5,000,000	5,408,500
Colorado Health Facilities Authority Rev., (Catholic Health Initiatives), 6.00%, 10/1/23	1,500,000	1,734,075
Colorado Health Facilities Authority Rev., Series 2006 B, (Longmont Unified Hospital), 5.00%, 12/1/20 (Radian)	1,000,000	1,043,120
Colorado Water Resources & Power Development Authority Rev., Series 2000 A, 6.25%, 9/1/16	30,000	30,155
Denver City and County Airport Rev., Series 2010 A, 5.00%, 11/15/21	2,500,000	2,938,825
Denver City and County Airport Rev., Series 2013 B, 5.00%, 11/15/43	7,400,000	8,304,132
E-470 Public Highway Authority Rev., Series 2014 A, VRDN, 1.20%, 3/5/15	8,650,000	8,658,477
Regional Transportation District Rev., Series 2012 A, (Fastracks Project), 5.00%, 11/1/25	9,800,000	11,882,500
Regional Transportation District COP, Series 2010 A, 5.50%, 6/1/21	2,000,000	2,368,200
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.25%, 7/15/19	3,600,000	4,172,256
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.25%, 1/15/20	4,835,000	5,613,822
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/20	2,895,000	3,352,120
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 1/15/21	1,400,000	1,605,618
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/21	1,400,000	1,597,946

Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 1/15/22	1,400,000	1,584,268
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/22	1,500,000	1,697,430
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	1,000,000	1,150,220
University of Colorado Enterprise System Rev., Series 2009 A, 5.25%, 6/1/19, Prerefunded at 100% of Par(1)	1,200,000	1,410,288
		65,931,052
Connecticut — 2.0%
Connecticut GO, Series 2005 A, VRDN, 0.72%, 3/5/15	5,000,000	5,000,300
Connecticut GO, Series 2006 D, 5.00%, 11/1/15	1,595,000	1,647,491
Connecticut GO, Series 2009 A, 5.00%, 1/1/16	8,375,000	8,711,089
Connecticut GO, Series 2012 A, VRDN, 0.42%, 3/5/15	4,500,000	4,501,575
Connecticut GO, Series 2012 A, VRDN, 0.55%, 3/5/15	4,300,000	4,315,824
Connecticut GO, Series 2012 A, VRDN, 0.70%, 3/5/15	4,000,000	4,028,240
Connecticut GO, Series 2013 A, 5.00%, 10/15/27	3,000,000	3,555,240
Connecticut Health & Educational Facilities Authority Rev., Series 1999 G, (Ascension Health Center), VRDN, 1.55%, 2/1/17	3,155,000	3,204,123
Connecticut Health & Educational Facilities Authority Rev., Series 2007 I, (Quinnipiac University), 5.00%, 7/1/16 (NATL-RE)	2,660,000	2,823,883
Connecticut Health & Educational Facilities Authority Rev., Series 2010 A-3, (Yale University), VRDN, 0.875%, 2/8/18	17,900,000	17,945,645
New Haven GO, Series 2014 B, 5.00%, 8/1/23 (AGM)	10,000,000	11,981,500
		67,714,910
District of Columbia — 0.9%
District of Columbia Rev., Series 2010 A, (Income Tax Secured), 5.00%, 12/1/19	5,000,000	5,888,800
District of Columbia Rev., Series 2012 A, (Income Tax Secured), 5.00%, 12/1/16	1,200,000	1,297,500
District of Columbia Rev., Series 2012 A, (Income Tax Secured), 5.00%, 12/1/17	5,000,000	5,598,500
District of Columbia Rev., Series 2012 C, (Income Tax Secured), 4.00%, 12/1/15	4,500,000	4,634,550
District of Columbia Water & Sewer Authority Public Utility Rev., Series 2008 A, (Subordinated Lien), 5.00%, 10/1/34 (AGC)	1,200,000	1,331,400
Metropolitan Washington Airports Authority Rev., Series 2009 A, (First Senior Lien), 5.00%, 10/1/39	5,000,000	5,516,400
Washington Metropolitan Area Transit Authority Rev., Series 2009 A, 5.00%, 7/1/17	4,600,000	5,072,742
		29,339,892
Florida — 6.0%
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/24	2,650,000	3,141,840
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/25	1,000,000	1,163,470
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/26	1,000,000	1,154,720
Broward County School Board COP, Series 2012 A, 5.00%, 7/1/26	11,800,000	13,588,408
Citizens Property Insurance Corp. Rev., Series 2009 A-1, (Senior Secured), 5.50%, 6/1/16 (AGC)	9,450,000	10,064,250
Citizens Property Insurance Corp. Rev., Series 2009 A-1, (Senior Secured), 6.00%, 6/1/17	2,500,000	2,791,675
Citizens Property Insurance Corp. Rev., Series 2011 A-1, (Senior Secured), 5.00%, 6/1/16	3,000,000	3,173,250
Citizens Property Insurance Corp. Rev., Series 2011 A-1, (Senior Secured), 5.00%, 6/1/18	4,440,000	4,978,927
Citizens Property Insurance Corp. Rev., Series 2012 A-1, (Senior Secured), 5.00%, 6/1/20	6,050,000	7,075,475
Escambia County Rev., (Gulf Power Co.),VRDN, 2.10%, 4/11/19	1,500,000	1,525,050
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/20	2,000,000	2,350,680
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/21	3,470,000	4,067,187
Florida State Board of Education GO, Series 2013 A, 5.00%, 6/1/22	10,000,000	12,222,200
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/16	1,000,000	1,059,410
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/18	575,000	604,434
Halifax Hospital Medical Center Rev., Series 2006 B-1, 5.50%, 6/1/38 (AGM)	1,000,000	1,105,590
Halifax Hospital Medical Center Rev., Series 2006 B-2, 5.375%, 6/1/31 (AGM)	2,000,000	2,206,000
Indian River County Rev., (Spring Training Facility), 5.25%, 4/1/15 (NATL-RE/FGIC)	410,000	411,763
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/15	3,000,000	3,086,970

JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/17	1,810,000	2,013,697
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/21	3,115,000	3,748,248
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/22	1,750,000	2,117,483
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/23	1,500,000	1,803,570
Lee County School Board COP, Series 2012 B, 5.00%, 8/1/17	3,170,000	3,502,913
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,680,065
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	3,010,275
Miami Parking Facilities Rev., 5.25%, 10/1/15 (NATL-RE)	335,000	343,010
Miami-Dade County Rev., Series 2012 B, 5.00%, 10/1/37	900,000	1,004,571
Miami-Dade County Aviation Department Rev., Series 2007 D, (Miami International Airport), 5.25%, 10/1/26 (AGM)	4,650,000	5,158,989
Miami-Dade County Aviation Department Rev., Series 2010 B, 5.00%, 10/1/41	3,000,000	3,271,290
Miami-Dade County Aviation Department Rev., Series 2014 B, 5.00%, 10/1/37	2,450,000	2,787,904
Miami-Dade County Expressway Authority Rev., Series 2014 A, 5.00%, 7/1/29	800,000	923,872
Miami-Dade County Expressway Authority Rev., Series 2014 A, 5.00%, 7/1/30	1,560,000	1,794,702
Miami-Dade County Expressway Authority Rev., Series 2014 A, 5.00%, 7/1/31	1,000,000	1,146,960
Miami-Dade County Expressway Authority Rev., Series 2014 B, 5.00%, 7/1/26	2,000,000	2,374,900
Miami-Dade County Expressway Authority Rev., Series 2014 B, 5.00%, 7/1/27	1,500,000	1,767,615
Miami-Dade County Expressway Authority Rev., Series 2014 B, 5.00%, 7/1/30	1,835,000	2,130,435
Miami-Dade County Expressway Authority Rev., Series 2014 B, 5.00%, 7/1/31	1,300,000	1,505,868
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 4.00%, 9/15/19	440,000	464,992
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	1,800,000	1,895,436
Miami-Dade County Water & Sewer Rev., Series 2013 A, 5.00%, 10/1/42	9,335,000	10,439,611
Orange County School Board COP, Series 2012 B, 5.00%, 8/1/26	8,000,000	9,267,680
Orange County School Board COP, Series 2012 B, 5.00%, 8/1/27	6,500,000	7,472,075
Orlando & Orange County Expressway Authority Rev., Series 2010 A, 5.00%, 7/1/40	3,000,000	3,380,310
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33	2,000,000	2,265,260
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/19	1,500,000	1,755,120
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/20	5,000,000	5,958,550
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/21	4,745,000	5,741,687
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/22	1,750,000	2,143,033
Orlando Utilities Commission Water & Electric Rev., Series 1989 D, 6.75%, 10/1/17(1)	485,000	530,561
Palm Beach County Health Facilities Authority Rev., Series 2010 A, (Bethesda Healthcare System), 5.25%, 7/1/40 (AGM)	5,850,000	6,575,166
Palm Beach County School Board COP, Series 2011 A, VRDN, 5.00%, 8/1/16	7,000,000	7,437,360
South Lake County Hospital District Rev., Series 2010 A, (South Lake Hospital), 6.25%, 4/1/39	3,250,000	3,650,693
St. Petersburg Health Facilities Authority Rev., Series 2009 A, (All Children's Health Facilities), 6.50%, 11/15/39	4,700,000	5,582,002
Sunrise Florida Utilities System Rev., 5.20%, 10/1/20, Prerefunded at 100% of Par (Ambac)(1)	430,000	505,564
Sunrise Florida Utilities System Rev., 5.20%, 10/1/22 (Ambac)	570,000	643,918
Tampa Bay Water Regional Water Supply Authority Utility System Rev., Series 2011 A, 5.00%, 10/1/16(1)	3,600,000	3,864,096
Tampa Bay Water Regional Water Supply Authority Utility System Rev., Series 2011 A, 5.00%, 10/1/17(1)	3,000,000	3,333,510
Tampa Guaranteed Entitlement Rev., 6.00%, 10/1/18 (Ambac)	190,000	203,767
Tampa Water & Sewer Rev., 6.00%, 10/1/17 (AGM)	1,000,000	1,136,290
		203,104,347
Georgia — 1.5%
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.04%, 3/2/15	500,000	500,000
Athens-Clarke County Unified Government Water & Sewer Rev., 5.625%, 1/1/28	1,200,000	1,390,560
Atlanta Rev., Series 2009 A, 6.00%, 11/1/27	5,000,000	6,028,350
Atlanta Rev., Series 2009 A, 6.00%, 11/1/28	3,000,000	3,603,330
City of Atlanta Water & Wastewater Rev., 5.00%, 11/1/27(3)	2,000,000	2,394,740
Georgia GO, Series 2009 G, 5.00%, 11/1/16	2,000,000	2,155,520

Georgia GO, Series 2009 I, 5.00%, 7/1/16	10,000,000	10,635,700
Georgia Municipal Electric Authority Rev., Series 2008 A, (Project 1), 5.25%, 1/1/17	5,000,000	5,437,400
Georgia Municipal Electric Authority Rev., Series 2008 D, (Project 1), 5.50%, 1/1/26	4,800,000	5,487,504
Georgia Road & Tollway Authority Rev., Series 2008 A, (Federal Highway Grant Anticipation Bonds), 5.00%, 6/1/16	6,350,000	6,720,459
Georgia Road & Tollway Authority Rev., Series 2009 A, (Federal Highway Grant Anticipation Bonds), 5.00%, 6/1/21	4,000,000	4,597,840
Marietta Development Authority Rev., (Life University, Inc.), 6.25%, 6/15/20	705,000	754,935
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design Project), 5.00%, 4/1/44	1,300,000	1,427,348
Private Colleges & Universities Authority Rev., Series 2009 B, (Emory University), 5.00%, 9/1/35	1,000,000	1,139,600
		52,273,286
Guam — 0.9%
Guam Government Business Privilege Tax GO, Series 2011 A, 5.00%, 1/1/27	3,185,000	3,612,204
Guam Government Business Privilege Tax GO, Series 2011 A, 5.25%, 1/1/36	2,000,000	2,237,100
Guam Government Department of Education COP, Series 2010 A, (John F. Kennedy High School), 6.875%, 12/1/40	1,500,000	1,689,645
Guam Government GO, Series 2009 A, 6.00%, 11/15/19	5,000,000	5,550,300
Guam Government GO, Series 2009 A, 6.75%, 11/15/29	12,570,000	14,449,089
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/26 (AGM)	2,000,000	2,355,200
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/27 (AGM)	1,000,000	1,168,350
		31,061,888
Hawaii — 0.8%
Hawaii GO, Series 2007 DJ, 5.00%, 4/1/26 (Ambac)	5,000,000	5,444,200
Hawaii GO, Series EA, 5.00%, 12/1/23	10,000,000	12,154,800
Hawaii Pacific Health Rev., Series 2010 A, 5.50%, 7/1/40	2,500,000	2,830,150
Hawaii Pacific Health Special Purpose Rev., Series 2010 B, 5.75%, 7/1/40	800,000	919,784
Honolulu City and County GO, Series 2009 A, 5.00%, 4/1/21	3,000,000	3,459,360
Honolulu City and County Wastewater System Rev., Series 2012 A, (First Bond Resolution), 5.00%, 7/1/23	905,000	1,090,625
		25,898,919
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (St. Luke's Regional Medical Center), 5.00%, 7/1/35 (AGM)	250,000	278,430
Idaho Housing & Finance Association Rev., Series 2011 A, 5.00%, 7/15/29	3,000,000	3,424,680
		3,703,110
Illinois — 6.2%
Bourbonnais Industrial Project Rev., (Olivet Nazarene University), 5.00%, 11/1/20	1,235,000	1,401,367
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/15	1,250,000	1,290,537
Chicago Midway Airport Rev., Series 2014 B, 5.00%, 1/1/19	800,000	911,280
Chicago Midway Airport Rev., Series 2014 B, 5.00%, 1/1/21	800,000	941,880
Chicago Midway Airport Rev., Series 2014 B, 5.00%, 1/1/22	600,000	710,376
Chicago Motor Fuel Tax Rev., Series 2013, 5.00%, 1/1/20	275,000	312,496
Chicago Motor Fuel Tax Rev., Series 2013, 5.00%, 1/1/21	1,450,000	1,666,340
Chicago Motor Fuel Tax Rev., Series 2013, 5.00%, 1/1/23	700,000	805,630
Chicago Motor Fuel Tax Rev., Series 2013, 5.00%, 1/1/24	2,000,000	2,306,960
Chicago O'Hare International Airport Rev., Series 2005 B, 5.25%, 1/1/18 (NATL-RE)	5,000,000	5,595,900
Chicago O'Hare International Airport Rev., Series 2008 C, 4.00%, 1/1/17 (AGM)	600,000	637,704
Chicago O'Hare International Airport Rev., Series 2011 A, (Third Lien), 5.75%, 1/1/39	2,000,000	2,317,260
Chicago O'Hare International Airport Rev., Series 2011 B, (Third Lien), 5.00%, 1/1/16	1,000,000	1,039,870
Chicago O'Hare International Airport Rev., Series 2011 B, (Third Lien), 5.00%, 1/1/22	1,000,000	1,163,470
Chicago Wastewater Transmission Rev., (Second Lien), 5.00%, 1/1/29	1,100,000	1,227,182
Chicago Wastewater Transmission Rev., (Second Lien), 5.00%, 1/1/31	1,000,000	1,106,790
Chicago Wastewater Transmission Rev., (Second Lien), 5.00%, 1/1/32	1,000,000	1,103,600
Chicago Waterworks Rev., (Second Lien), 5.00%, 11/1/39	2,520,000	2,819,149

Illinois Dedicated Tax Rev., (Civic Center), 6.25%, 12/15/20 (Ambac)	1,455,000	1,644,557
Illinois Educational Facilities Authority Rev., Series 2001 B-1, (University of Chicago), VRDN, 1.10%, 2/15/18	3,875,000	3,874,186
Illinois Finance Authority Rev., (Central DuPage Health), 5.00%, 11/1/27	3,595,000	4,100,421
Illinois Finance Authority Rev., (Little Co. Mary Hospital Health), 5.375%, 8/15/40	1,000,000	1,067,350
Illinois Finance Authority Rev., Series 2008 A, (Prairie Power, Inc.), VRDN, 1.30%, 5/8/17 (GA: National Rural Utilities Cooperative Finance Corp.)	1,960,000	1,965,743
Illinois Finance Authority Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/18, Prerefunded at 100% of Par(1)	5,000,000	5,946,400
Illinois Finance Authority Rev., Series 2009 C, (Rush University Medical Center), 6.375%, 5/1/19, Prerefunded at 100% of Par(1)	5,000,000	6,047,800
Illinois Finance Authority Rev., Series 2010 A, (Provena Health), 5.25%, 5/1/16	1,000,000	1,043,500
Illinois Finance Authority Rev., Series 2011 A, (Carle Foundation), 6.00%, 8/15/41	2,000,000	2,389,200
Illinois Finance Authority Rev., Series 2015 B, (Rush University Medical Center), 5.00%, 11/15/29	5,000,000	5,767,050
Illinois GO, 5.50%, 8/1/15 (NATL-RE)	1,795,000	1,833,916
Illinois GO, 5.00%, 1/1/17 (AGM)	9,800,000	10,499,524
Illinois GO, 4.00%, 9/1/17	5,000,000	5,329,750
Illinois GO, 5.00%, 7/1/19	5,000,000	5,592,300
Illinois GO, 5.00%, 1/1/20	1,000,000	1,122,590
Illinois GO, 5.00%, 2/1/20	2,000,000	2,247,340
Illinois GO, 5.00%, 2/1/21	950,000	1,069,558
Illinois GO, 5.00%, 2/1/23	5,380,000	6,081,606
Illinois GO, 5.00%, 8/1/23	5,000,000	5,666,400
Illinois GO, 5.00%, 8/1/24	18,585,000	20,634,554
Illinois GO, 5.00%, 3/1/37	900,000	946,125
Illinois GO, 5.50%, 7/1/38	4,900,000	5,453,602
Illinois GO, 5.00%, 5/1/39	5,880,000	6,234,858
Illinois GO, Series 2012 A, 4.00%, 1/1/16	11,235,000	11,553,288
Illinois Sales Tax Rev., 5.00%, 6/15/17	3,000,000	3,300,240
Illinois Sales Tax Rev., 5.00%, 6/15/26	4,000,000	4,689,640
Illinois State Unemployment Insurance Fund Building Receipts Rev., Series 2012 A, 5.00%, 6/15/15	4,000,000	4,058,840
Illinois Toll Highway Authority Rev., Series 2010 A-1, 5.00%, 1/1/25	5,000,000	5,721,500
Illinois Toll Highway Authority Rev., Series 2014 B, (Senior Lien), 5.00%, 1/1/39	2,450,000	2,765,119
Illinois Toll Highway Authority Rev., Series 2014 C, 5.00%, 1/1/36	15,000,000	17,087,250
Metropolitan Pier & Exposition Authority Rev., Series 2010 B-2, (McCormick Place Expansion), 5.00%, 6/15/50	2,750,000	2,917,750
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/17	6,000,000	6,534,660
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/21	10,000,000	11,870,700
Regional Transportation Authority Rev., Series 1990 A, 7.20%, 11/1/20 (Ambac)	640,000	752,499
Southwestern Illinois Development Authority Rev., (Triad School District No. 2), 5.00%, 10/1/18 (NATL-RE)	1,000,000	1,072,260
University of Illinois COP, Series 2006 A, (Academic Facilities), 5.00%, 3/15/16 (Ambac)(1)	3,270,000	3,433,696
		209,673,563
Indiana — 1.2%
Hamilton Southeastern Consolidated School Building Corp. Rev., (Hamilton County), 4.25%, 7/15/20 (AGM)	1,000,000	1,060,720
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/17 (AGM)	1,520,000	1,622,676
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/18 (AGM)	1,600,000	1,707,680
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/19 (AGM)	1,680,000	1,793,064
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/16	1,055,000	1,123,206
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/20	1,000,000	1,157,850
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/22	1,300,000	1,512,238
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/24	1,000,000	1,171,190
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,341,360

Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,430,188
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,650,293
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/31	1,250,000	1,405,938
Indiana Finance Authority Lease Rev., Series 2008 A-1, 5.00%, 11/1/16	5,000,000	5,375,650
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/23	2,645,000	3,174,026
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/24	3,025,000	3,617,113
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/25	1,650,000	1,959,820
Indiana Transportation Finance Authority Rev., Series 1990 A, 7.25%, 6/1/15	175,000	177,660
Indiana University Rev., Series 2011 U, 5.00%, 8/1/16	1,000,000	1,067,150
Indiana University Rev., Series 2011 U, 5.00%, 8/1/17	2,000,000	2,213,800
Indiana University Rev., Series 2011 U, 5.00%, 8/1/19	4,200,000	4,906,230
		39,467,852
Iowa — 0.1%
Iowa Rev., Series 2009 A, (I-Jobs Program), 5.00%, 6/1/22	2,500,000	2,892,750
Iowa Finance Authority Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/16	1,690,000	1,765,222
		4,657,972
Kansas — 0.1%
Kansas State Department of Transportation Rev., Series 2009 A, 5.00%, 9/1/16	4,500,000	4,818,330
Kentucky — 0.7%
Kentucky Asset/Liability Commission Agency Fund Rev., Series 2010 A, (Federal Highway Trust), 5.00%, 9/1/20	4,000,000	4,708,440
Kentucky Economic Development Finance Authority Rev., Series 2009 A, (Baptist Healthcare System), 5.375%, 8/15/24	3,000,000	3,335,100
Kentucky Economic Development Finance Authority Rev., Series 2009 A, (Baptist Healthcare System), 5.625%, 8/15/27	1,250,000	1,403,700
Kentucky Public Transportation Infrastructure Authority Rev., Series 2013 A, (Downtown Crossing Project), 5.00%, 7/1/17	8,850,000	9,668,182
Kentucky State Property & Buildings Commission Rev., (Project No. 82), 5.25%, 10/1/16 (AGM)	4,600,000	4,953,832
		24,069,254
Louisiana — 1.2%
Louisiana GO, Series 2010 A, 5.00%, 11/15/18	3,225,000	3,699,236
Louisiana GO, Series 2013 C, 5.00%, 7/15/25	3,000,000	3,645,390
Louisiana GO, Series 2013 C, 5.00%, 7/15/26	4,215,000	5,079,286
Louisiana Public Facilities Authority Rev., Series 2006 A, (Black & Gold Facilities), 5.00%, 7/1/15 (CIFG)	1,205,000	1,214,038
Louisiana Public Facilities Authority Rev., Series 2007 A, (Black & Gold Facilities), 5.00%, 7/1/22 (AGC)	1,465,000	1,588,763
New Orleans GO, 5.00%, 12/1/19	5,000,000	5,716,050
New Orleans GO, 5.00%, 12/1/20	4,000,000	4,613,840
New Orleans GO, 5.00%, 12/1/21	6,000,000	6,965,280
New Orleans Sewerage Service Rev., 4.00%, 6/1/16	500,000	521,265
New Orleans Sewerage Service Rev., 5.00%, 6/1/17	750,000	818,070
New Orleans Sewerage Service Rev., 5.00%, 6/1/18	500,000	558,135
New Orleans Sewerage Service Rev., 5.00%, 6/1/19	350,000	399,490
New Orleans Sewerage Service Rev., 5.00%, 6/1/21	400,000	468,724
New Orleans Sewerage Service Rev., 5.00%, 6/1/23	250,000	295,123
New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	237,148
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/17 (AGM)	1,000,000	1,108,740
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/19 (AGM)	1,000,000	1,156,560
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/20 (AGM)	1,250,000	1,465,487
		39,550,625
Maine — 0.1%
Portland Airport Rev., 5.00%, 1/1/40 (AGM)	1,795,000	1,936,356

Maryland — 0.9%
Maryland Economic Development Corp. Rev., Series 2010 A, (Transportation Facilities), 5.75%, 6/1/35	1,000,000	1,084,690
Maryland GO, Series 2009 B, 5.25%, 8/15/18	4,000,000	4,591,880
Maryland GO, Series 2009 C, 5.00%, 11/1/19	5,055,000	5,941,192
Maryland GO, Series 2011 B, 5.00%, 8/1/19	5,000,000	5,841,550
Maryland GO, Series 2013 A, 5.00%, 3/1/21, Prerefunded at 100% of Par(1)	10,000,000	12,068,900
Maryland Health & Higher Educational Facilities Authority Rev., Series 2008 A, (Johns Hopkins University), 5.25%, 7/1/38	1,645,000	1,834,915
		31,363,127
Massachusetts — 3.6%
Massachusetts Bay Transportation Authority Rev., Series 2008 A, 5.25%, 7/1/34	3,300,000	3,713,094
Massachusetts Development Finance Agency Rev., Series 2007 C, (Wheelock College), 5.00%, 10/1/17	1,075,000	1,140,994
Massachusetts GO, Series 2011 A, (Consolidated Loan), 5.00%, 4/1/28	10,000,000	11,738,100
Massachusetts GO, Series 2011 B, (Consolidated Loan), 5.00%, 8/1/22	9,635,000	11,447,729
Massachusetts GO, Series 2013 E, (Consolidated Loan), 5.00%, 8/1/24	10,000,000	11,950,300
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36(4)	6,800,000	7,890,992
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 O, (Massachusetts Institute of Technology), 5.75%, 7/1/18, Prerefunded at 100% of Par(1)	10,000,000	11,603,200
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 C, (Massachusetts Eye and Ear Infirmary), 5.375%, 7/1/35	2,000,000	2,204,300
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 G, (Umass Memorial), 5.00%, 7/1/20	1,500,000	1,683,690
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 G, (Umass Memorial), 5.00%, 7/1/21	1,050,000	1,180,557
Massachusetts Municipal Wholesale Electric Co. Rev., Series 2012 A, 5.00%, 7/1/15	3,000,000	3,050,070
Massachusetts Port Authority Rev., Series 2012 B, 4.00%, 7/1/18	1,305,000	1,435,252
Massachusetts Port Authority Rev., Series 2012 B, 5.00%, 7/1/19	250,000	290,670
Massachusetts Port Authority Rev., Series 2012 B, 4.00%, 7/1/22	2,655,000	3,033,577
Massachusetts School Building Authority Sales Tax Rev., Series 2011 B, (Senior Lien), 5.00%, 10/15/32	6,630,000	7,700,480
Massachusetts School Building Authority Sales Tax Rev., Series 2012 A, (Senior Lien), 5.00%, 8/15/30	7,750,000	9,073,623
Massachusetts School Building Authority Sales Tax Rev., Series 2012 B, (Senior Lien), 5.00%, 8/15/30	3,575,000	4,185,574
Massachusetts State Department of Transportation Metropolitan Highway Rev., Series 2010 B, (Metropolitan Senior), 5.00%, 1/1/23	1,000,000	1,142,800
Massachusetts State Department of Transportation Metropolitan Highway Rev., Series 2010 B, (Metropolitan Senior), 5.00%, 1/1/24	6,000,000	6,856,800
Massachusetts State Transportation Fund Rev., Series 2013 A, (Accelerated Bridge Program), 5.00%, 6/1/25	7,740,000	9,175,073
Massachusetts State Transportation Fund Rev., Series 2013 A, (Accelerated Bridge Program), 5.00%, 6/1/28	1,000,000	1,181,410
Massachusetts State Transportation Fund Rev., Series 2013 A, (Accelerated Bridge Program), 5.00%, 6/1/29	1,755,000	2,070,251
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/23	1,000,000	1,200,240
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/24	1,815,000	2,164,496
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/25	4,215,000	4,997,388
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/26	1,000,000	1,184,850
		123,295,510
Michigan — 3.7%
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/18 (Q-SBLF)	3,500,000	3,884,860
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/28 (Q-SBLF)	6,500,000	7,306,845
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/31 (Q-SBLF)	4,750,000	5,287,795
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/26	4,300,000	4,808,604
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/32	12,500,000	13,444,500
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/39	19,825,000	21,348,353
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.00%, 7/1/15	1,650,000	1,673,413
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.00%, 7/1/17	1,300,000	1,400,347
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.00%, 7/1/36	1,000,000	1,058,370

Detroit Water Supply System Rev., Series 2011 C, (Senior Lien), 5.00%, 7/1/41	850,000	895,220
Kalamazoo Public Schools GO, (Building & Site), 5.25%, 5/1/16 (AGM)	1,545,000	1,633,528
Lansing Board of Water & Light Utility System Rev., Series 2011 A, 5.00%, 7/1/27	5,000,000	5,791,100
Michigan Finance Authority Rev., Series 2014 C-1, (Detroit Water & Sewerage Department), 5.00%, 7/1/44	235,000	248,590
Michigan Finance Authority Rev., Series 2014 C-6, (Detroit Water & Sewerage Department), 5.00%, 7/1/33	2,000,000	2,177,340
Michigan Finance Authority Rev., Series 2014 D-4, (Detroit Water & Sewerage Department), 5.00%, 7/1/34	1,500,000	1,629,330
Michigan Finance Authority Rev., Series 2014 H-1, 5.00%, 10/1/27	3,030,000	3,528,465
Michigan Finance Authority Rev., Series 2014 H-1, 5.00%, 10/1/28	3,465,000	3,990,571
Michigan Finance Authority Rev., Series 2014, (MidMichigan Health Credit Group), 5.00%, 6/1/25	1,000,000	1,180,660
Michigan Finance Authority Rev., Series 2014, (MidMichigan Health Credit Group), 5.00%, 6/1/27	1,400,000	1,627,150
Michigan Finance Authority Rev., Series 2014, (MidMichigan Health Credit Group), 5.00%, 6/1/28	1,250,000	1,439,325
Michigan Finance Authority Rev., Series 2014, (MidMichigan Health Credit Group), 5.00%, 6/1/29	1,565,000	1,798,514
Michigan Finance Authority Rev., Series 2015 A, (Detroit School District), 5.00%, 5/1/17 (Q-SBLF)(3)	8,000,000	8,691,840
Michigan Finance Authority Rev., Series 2015 A, (Detroit School District), 5.00%, 5/1/18 (Q-SBLF)(3)	2,000,000	2,225,880
Michigan State Building Authority Rev., Series 2009 I, (Facilities Program), 5.25%, 10/15/20	4,000,000	4,656,880
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 5.00%, 6/1/15	700,000	708,827
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 5.00%, 6/1/16	1,360,000	1,437,098
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 5.00%, 6/1/17	1,600,000	1,751,840
Michigan State Hospital Finance Authority Rev., Series 2012 A-4, (Ascension Health Credit Group), VRDN, 1.625%, 11/1/19	8,000,000	8,020,560
Wayne County Airport Authority Rev., Series 2007, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/18 (NATL-RE/FGIC)	3,000,000	3,338,130
Wayne County Airport Authority Rev., Series 2007, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/19 (NATL-RE/FGIC)	2,000,000	2,219,620
Wayne County Airport Authority Rev., Series 2014 B, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/30	1,000,000	1,150,740
Wayne County Airport Authority Rev., Series 2014 B, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/31	650,000	746,220
Wayne County Airport Authority Rev., Series 2014 B, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/32	1,175,000	1,344,694
Wayne County Airport Authority Rev., Series 2014 B, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	1,150,000	1,308,873
		123,754,082
Minnesota — 0.9%
Hugo Charter School Lease Rev., Series 2014 A, (Noble Academy Project), 5.00%, 7/1/29	600,000	657,246
Hugo Charter School Lease Rev., Series 2014 A, (Noble Academy Project), 5.00%, 7/1/34	1,000,000	1,075,820
Hugo Charter School Lease Rev., Series 2014 A, (Noble Academy Project), 5.00%, 7/1/44	2,000,000	2,121,240
Minnesota GO, 5.00%, 11/1/16	6,455,000	6,956,941
Minnesota GO, Series 2010 D, 5.00%, 8/1/19	5,000,000	5,839,200
Minnesota Higher Education Facilities Authority Rev., Series 2010-7-B, (Gustavus Adolfus), 5.00%, 10/1/17	2,740,000	3,027,015
Minnesota Higher Education Facilities Authority Rev., Series 2010-7-B, (Gustavus Adolfus), 5.00%, 10/1/20	2,680,000	3,085,243
Minnesota Higher Education Facilities Authority Rev., Series 2010-7-B, (Gustavus Adolfus), 5.00%, 10/1/22	1,250,000	1,418,812
Rochester Health Care Facilities Rev., Series 2011 C, (Mayo Clinic), VRDN, 4.50%, 11/15/21	6,000,000	7,027,740
		31,209,257
Mississippi — 1.0%
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Rev., Series 2009 C, (Chevron USA, Inc.), VRDN, 0.01%, 3/2/15 (GA: Chevron Corp.)	1,000,000	1,000,000
Mississippi Development Bank Special Obligation Rev., (Jackson Water and Sewer System Project), 6.875%, 12/1/40 (AGM)	4,150,000	5,432,018
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/15 (Ambac)	1,565,000	1,611,700
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/16 (Ambac)	1,645,000	1,754,491
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Municipal Energy Agency Power Supply), 5.00%, 3/1/17 (XLCA)	1,000,000	1,037,980
Mississippi Development Bank Special Obligation Rev., Series 2007 A, (Mississippi Development Bank), 5.00%, 7/1/19 (Ambac)	4,160,000	4,691,523
Mississippi Development Bank Special Obligation Rev., Series 2010 D, (Department of Corrections), 5.25%, 8/1/27	5,000,000	5,812,450

Mississippi GO, Series 2013 B, 5.00%, 12/1/27	5,000,000	5,993,400
Mississippi GO, Series 2015 C, 5.00%, 10/1/18	3,625,000	4,136,995
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/17 (AGM)	1,195,000	1,248,381
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/18 (AGM)	1,940,000	2,033,042
		34,751,980
Missouri — 0.3%
Jackson County Public Building Corp. Rev., Series 2006 A, (Capital Improvements), 5.00%, 12/1/15 (NATL-RE)	1,425,000	1,472,666
Missouri Health & Educational Facilities Authority Rev., Series 2008 A, (The Washington University), 5.375%, 3/15/39	2,000,000	2,230,440
Missouri Highway & Transportation Commission Rev., Series 2010 A, 5.00%, 5/1/18	2,700,000	3,046,626
Missouri Joint Municipal Electric Utility Commission Rev., (Plum Point), 5.00%, 1/1/16 (NATL-RE)	3,145,000	3,249,666
St. Louis Municipal Finance Corp. Rev., Series 2006 A, (Carnahan Courthouse), 4.00%, 2/15/17 (Ambac)	1,000,000	1,030,510
		11,029,908
Nebraska — 0.3%
Central Plains Energy Project Rev., 5.00%, 9/1/22	2,500,000	2,886,700
Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/18, Prerefunded at 100% of Par(1)	2,500,000	2,792,800
Nebraska Public Power District Rev., Series 2012 A, 5.00%, 1/1/25	750,000	880,658
Omaha Public Power District Electric System Rev., Series 2007 A, 5.00%, 2/1/17, Prerefunded at 100% of Par(1)	3,000,000	3,259,140
		9,819,298
Nevada — 0.2%
Nevada GO, Series 2013 D-1, 5.00%, 3/1/22	4,800,000	5,804,160
New Hampshire†
New Hampshire Health & Education Facilities Authority Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/18	1,160,000	1,164,141
New Jersey — 5.2%
New Jersey Economic Development Authority Rev., Series 2008 W, (School Facilities Construction), 5.00%, 9/1/15(1)	3,475,000	3,561,701
New Jersey Economic Development Authority Rev., Series 2008 Y, (School Facilities Construction), 5.00%, 9/1/33	110,000	120,678
New Jersey Economic Development Authority Rev., Series 2011 GG, (School Facilities Construction), 5.00%, 9/1/19	5,000,000	5,655,400
New Jersey Economic Development Authority Rev., Series 2014 PP, (School Facility Construction), 5.00%, 6/15/26	5,000,000	5,721,550
New Jersey Economic Development Authority Rev., Series 2014 UU, (School Facility Construction), 5.00%, 6/15/23	2,335,000	2,688,752
New Jersey Economic Development Authority Rev., Series 2014 UU, (School Facility Construction), 5.00%, 6/15/24	4,015,000	4,623,554
New Jersey Economic Development Authority Rev., Series 2014 UU, (School Facility Construction), 5.00%, 6/15/25	5,000,000	5,772,600
New Jersey GO, 5.00%, 6/1/17	4,500,000	4,920,300
New Jersey GO, Series 2010 Q, 5.00%, 8/15/15	7,000,000	7,158,270
New Jersey Health Care Facilities Financing Authority Rev., (Hackensack University Medical Center), 5.00%, 1/1/34	1,050,000	1,155,935
New Jersey Health Care Facilities Financing Authority Rev., (The Robert Wood Johnson Foundation), 5.00%, 7/1/31	1,725,000	1,915,561
New Jersey Institute of Technology Rev., Series 2012 A, 5.00%, 7/1/32	1,250,000	1,425,137
New Jersey Sports & Exposition Authority Rev., Series 2008 B, 5.00%, 9/1/18(1)	75,000	85,505
New Jersey State Turnpike Authority Rev., Series 2009 G, 5.00%, 1/1/18	1,700,000	1,892,746
New Jersey State Turnpike Authority Rev., Series 2013 A, 5.00%, 1/1/28	2,000,000	2,340,860
New Jersey State Turnpike Authority Rev., Series 2013 A, 5.00%, 1/1/29	14,940,000	17,086,430
New Jersey State Turnpike Authority Rev., Series 2014 A, 5.00%, 1/1/27	5,000,000	5,916,800
New Jersey State Turnpike Authority Rev., Series 2014 A, 5.00%, 1/1/33	5,215,000	5,995,060
New Jersey State Turnpike Authority Rev., Series 2014 C, 5.00%, 1/1/20	10,000,000	11,649,700
New Jersey Transportation Trust Fund Authority Rev., Capital Appreciation, Series 2010 A, 0.00%, 12/15/31(2)	11,420,000	5,245,434
New Jersey Transportation Trust Fund Authority Rev., Series 2003 B-2, 5.00%, 12/15/16 (XLCA)	10,000,000	10,744,100
New Jersey Transportation Trust Fund Authority Rev., Series 2005 B, 5.50%, 12/15/21 (NATL-RE)	9,600,000	11,461,248
New Jersey Transportation Trust Fund Authority Rev., Series 2005 B, 5.25%, 12/15/23 (Ambac)	2,210,000	2,613,524
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/20	15,000,000	17,424,000
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/21 (NATL-RE)	6,850,000	8,071,218
New Jersey Transportation Trust Fund Authority Rev., Series 2011 A, 5.25%, 6/15/30	5,000,000	5,514,400

New Jersey Transportation Trust Fund Authority Rev., Series 2011 B, 5.25%, 6/15/22	4,975,000	5,756,921
New Jersey Transportation Trust Fund Authority Rev., Series 2011 B, 5.25%, 6/15/23	3,000,000	3,444,120
New Jersey Transportation Trust Fund Authority Rev., Series 2014 AA, 5.00%, 6/15/38	6,800,000	7,323,396
South Jersey Transportation Authority Rev., Series 2014 A, 5.00%, 11/1/26	300,000	339,507
South Jersey Transportation Authority Rev., Series 2014 A, 5.00%, 11/1/27	490,000	550,368
South Jersey Transportation Authority Rev., Series 2014 A, 5.00%, 11/1/28	750,000	835,770
South Jersey Transportation Authority Rev., Series 2014 A, 5.00%, 11/1/29	1,450,000	1,608,325
South Jersey Transportation Authority Rev., Series 2014 A, 5.00%, 11/1/30	1,000,000	1,103,180
South Jersey Transportation Authority Rev., Series 2014 A, 5.00%, 11/1/31	1,000,000	1,098,060
South Jersey Transportation Authority Rev., Series 2014 A, 5.00%, 11/1/32	750,000	820,365
South Jersey Transportation Authority Rev., Series 2014 A, 5.00%, 11/1/33	500,000	545,220
South Jersey Transportation Authority Rev., Series 2014 A, 5.00%, 11/1/34	350,000	381,360
South Jersey Transportation Authority Rev., Series 2014 A, 5.00%, 11/1/39	1,370,000	1,483,546
		176,050,601
New Mexico — 0.4%
New Mexico Finance Authority State Transportation Rev., 5.00%, 6/15/17	1,000,000	1,101,730
New Mexico Finance Authority State Transportation Rev., 5.00%, 6/15/18	3,000,000	3,400,890
New Mexico Finance Authority State Transportation Rev., 4.00%, 6/15/19	2,000,000	2,243,540
New Mexico Municipal Energy Acquisition Authority Rev., Series 2014 A, VRDN, 5.00%, 8/1/19 (SBBPA: Royal Bank of Canada)	5,000,000	5,725,700
		12,471,860
New York — 15.8%
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40	3,700,000	4,395,785
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/24	1,465,000	1,693,950
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/26	1,130,000	1,286,234
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/27	1,320,000	1,492,207
Hudson Yards Infrastructure Corp. Rev., Series 2006 A, 5.00%, 2/15/47	5,000,000	5,326,300
Long Island Power Authority Rev., Series 2014 A, 5.00%, 9/1/34	11,410,000	12,922,624
Long Island Power Authority Rev., Series 2014 A, 5.00%, 9/1/35	3,500,000	3,967,040
Long Island Power Authority Electric System Rev., Series 1998 2-B, VRDN, 0.05%, 3/2/15 (LOC: Bayerische Landesbank)	4,050,000	4,050,000
Long Island Power Authority Electric System Rev., Series 2011 A, 5.00%, 5/1/21	2,385,000	2,775,281
Metropolitan Transportation Authority Rev., Series 2005 G, 5.00%, 11/15/19	1,750,000	2,043,965
Metropolitan Transportation Authority Rev., Series 2008 B, VRDN, 0.39%, 3/5/15	1,000,000	1,000,280
Metropolitan Transportation Authority Rev., Series 2008 C, 6.25%, 11/15/23	5,000,000	5,953,250
Metropolitan Transportation Authority Rev., Series 2011 A, 5.00%, 11/15/41	2,100,000	2,345,427
Metropolitan Transportation Authority Rev., Series 2012 E, 4.00%, 11/15/15	1,000,000	1,027,770
Metropolitan Transportation Authority Rev., Series 2012 E, 5.00%, 11/15/17	2,000,000	2,229,000
Metropolitan Transportation Authority Rev., Series 2012 E, 5.00%, 11/15/26	5,000,000	5,921,250
Metropolitan Transportation Authority Rev., Series 2013 A, 5.00%, 11/15/26	4,595,000	5,406,982
Metropolitan Transportation Authority Rev., Series 2013 B, 5.00%, 11/15/29	10,360,000	12,013,870
Metropolitan Transportation Authority Rev., Series 2013 B, 5.00%, 11/15/43	5,000,000	5,630,150
Metropolitan Transportation Authority Rev., Series 2014 D, VRDN, 0.38%, 3/5/15	7,500,000	7,504,425
Nassau County Interim Finance Authority Rev., Series 2009 A, (Sales Tax Secured Bond), 5.00%, 11/15/21	1,800,000	2,083,608
Nassau County Interim Finance Authority Rev., Series 2009 A, (Sales Tax Secured Bond), 5.00%, 11/15/23	1,500,000	1,724,175
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligation Group Project), 5.00%, 7/1/22	750,000	883,073
New York City GO, Series 1993 A-7, VRDN, 0.02%, 3/2/15 (LOC: JPMorgan Chase Bank N.A.)	2,800,000	2,800,000
New York City GO, Series 2004 D, 5.00%, 11/1/17 (AGM)	5,000	5,020
New York City GO, Series 2006 J-1, 5.00%, 6/1/16, Prerefunded at 100% of Par(1)	1,510,000	1,600,509

New York City GO, Series 2006 J-1, 5.00%, 6/1/18	2,490,000	2,642,064
New York City GO, Series 2013 A-1, 5.00%, 8/1/36	4,510,000	5,169,993
New York City GO, Series 2013 D, 5.00%, 8/1/22	7,565,000	9,116,960
New York City GO, Series 2013 J, 5.00%, 8/1/18	4,095,000	4,642,788
New York City GO, Series 2013 J, 5.00%, 8/1/23	10,000,000	12,197,600
New York City GO, VRN, 0.40%, 3/5/15	3,500,000	3,500,560
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2008 C, 5.00%, 6/15/17(1)	1,350,000	1,487,552
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2009 EE, 5.00%, 6/15/39	7,010,000	7,936,582
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2009 GG-1, (Second General Resolution), 5.00%, 6/15/39	5,000,000	5,660,900
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2011 FF-1, (Second General Resolution), VRDN, 0.01%, 3/2/15 (SBBPA: Bank of America N.A.)	17,700,000	17,700,000
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2013 AA-2, (Second General Resolution), VRDN, 0.02%, 3/2/15 (SBBPA: JPMorgan Chase Bank N.A.)	12,900,000	12,900,000
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2015 FF, (Second General Resolution), 5.00%, 6/15/39(3)	8,695,000	10,096,025
New York City Transitional Finance Authority Rev., Series 2007 B, (Future Tax Secured Bonds), 5.00%, 5/1/17, Prerefunded at 100% of Par(1)	2,555,000	2,803,039
New York City Transitional Finance Authority Rev., Series 2009 S-4, 5.50%, 1/15/39	1,700,000	1,965,829
New York City Transitional Finance Authority Rev., Series 2011 1-A, 5.00%, 7/15/25	4,850,000	5,736,095
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/16(1)	445,000	479,488
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/16(1)	3,345,000	3,603,870
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/17(1)	715,000	797,046
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/17	5,365,000	5,973,498
New York City Transitional Finance Authority Rev., Series 2011 A-1, (Future Tax Secured Bonds), 5.00%, 11/1/21	4,000,000	4,829,320
New York City Transitional Finance Authority Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39	4,000,000	4,633,880
New York City Transitional Finance Authority Rev., Series 2011 D-1, (Future Tax Secured Bonds), 5.00%, 11/1/24	4,000,000	4,776,840
New York City Transitional Finance Authority Rev., Series 2011 D-1, (Future Tax Secured Bonds), 5.00%, 11/1/25	6,000,000	7,143,120
New York City Transitional Finance Authority Rev., Series 2013 I, (Future Tax Secured Bonds), 5.00%, 5/1/28	12,960,000	15,585,048
New York City Transitional Finance Authority Rev., Series 2015 S-1, 5.00%, 7/15/29	6,375,000	7,605,694
New York City Trust for Cultural Resources Rev., Series 2008 A-1, (Lincoln Center for the Performing Arts), VRDN, 0.01%, 3/2/15 (LOC: JPMorgan Chase Bank N.A.)	5,500,000	5,500,000
New York GO, Series 1993 E-3, 5.00%, 8/1/23	5,000,000	5,947,000
New York GO, Series 2009 A, 5.00%, 2/15/39	1,700,000	1,926,984
New York GO, Series 2009 E, 5.00%, 8/1/16	2,600,000	2,772,926
New York GO, Series 2009 H-1, 5.00%, 3/1/17	3,000,000	3,271,320
New York GO, Series 2009 H-1, 5.00%, 3/1/22	7,000,000	8,021,580
New York GO, Series 2009 J-1, 5.00%, 5/15/22	6,570,000	7,569,954
New York GO, Series 2010 A, 5.00%, 8/1/17	2,190,000	2,424,483
New York GO, Series 2010 E, 5.00%, 8/1/19	4,555,000	5,282,024
New York GO, Series 2011 A-1, 5.00%, 8/1/18	5,000,000	5,668,850
New York GO, Series 2011 B, 5.00%, 8/1/15	1,000,000	1,021,020
New York GO, Series 2011 B, 5.00%, 8/1/16	3,705,000	3,951,420
New York GO, Series 2011 D-1, 5.00%, 10/1/19	5,000,000	5,817,500
New York GO, Series 2012 F, 5.00%, 8/1/16	7,720,000	8,233,457
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35	9,535,000	11,405,767
New York Power Authority Rev., Series 2011 A, 5.00%, 11/15/22	1,000,000	1,225,040
New York State Dormitory Authority Personal Income Tax Rev., Series 2012 A, (General Purpose), 5.00%, 12/15/25	8,225,000	9,931,358
New York State Dormitory Authority Rev., (Brooklyn Law School), 5.75%, 7/1/33	1,000,000	1,135,410
New York State Dormitory Authority Rev., Series 2008 B, 5.75%, 3/15/36	10,000,000	11,666,400
New York State Dormitory Authority Rev., Series 2009 A, 5.00%, 2/15/19, Prerefunded at 100% of Par(1)	5,000	5,784
New York State Dormitory Authority Rev., Series 2009 A, 5.25%, 2/15/19, Prerefunded at 100% of Par(1)	30,000	35,023

New York State Dormitory Authority Rev., Series 2009 A, 5.25%, 2/15/25	8,795,000	10,166,756
New York State Dormitory Authority Rev., Series 2009 A, 5.00%, 2/15/39	3,995,000	4,490,660
New York State Dormitory Authority Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/37	1,200,000	1,351,572
New York State Dormitory Authority Rev., Series 2012 A, (Columbia University), 5.00%, 10/1/22	2,800,000	3,461,836
New York State Dormitory Authority Rev., Series 2012 D, (General Purpose), 5.00%, 2/15/27	10,000,000	11,760,500
New York State Dormitory Authority State Personal Income Tax Rev., Series 2011 C, (General Purpose), 5.00%, 3/15/24	6,530,000	7,744,841
New York State Thruway Authority Rev., 5.00%, 1/1/28	5,000,000	5,947,700
New York State Thruway Authority Rev., Series 2009 A-1, 5.00%, 4/1/23	3,000,000	3,431,490
New York State Thruway Authority Rev., Series 2012 I, 5.00%, 1/1/24	3,330,000	3,962,467
New York State Thruway Authority Rev., Series 2013 A, 5.00%, 5/1/19	6,900,000	7,922,166
New York State Thruway Authority Rev., Series 2014 K, 5.00%, 1/1/29	9,850,000	11,623,886
New York State Thruway Authority Second General Highway & Bridge Trust Fund Rev., Series 2011 A-1, 5.00%, 4/1/25	5,865,000	6,880,877
New York State Urban Development Corp. Rev., Series 2009 C, (State Personal Income Tax), 5.00%, 12/15/15	3,000,000	3,118,590
New York State Urban Development Corp. Rev., Series 2013 A-1, (State Personal Income Tax), 5.00%, 3/15/28	3,900,000	4,627,194
Niagara Falls Bridge Commission Toll Rev., Series 1993 A, (Bridge System), 4.00%, 10/1/19 (AGC)	3,150,000	3,421,877
Niagara Falls Bridge Commission Toll Rev., Series 1993 B, 5.25%, 10/1/15 (NATL-RE/FGIC)	35,000	35,689
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 5.00%, 12/1/20	850,000	980,832
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42	2,600,000	3,068,494
Port Authority of New York & New Jersey Special Obligation Rev., Series 2013 179, 5.00%, 12/1/27	10,000,000	11,968,700
Rockland County Industrial Development Agency Rev., (Jawonio, Inc., Project), VRDN, 0.09%, 3/4/15 (LOC: TD Bank N.A.) (Acquired 11/27/13, Cost $1,640,000)(5)	1,640,000	1,640,000
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/17	1,000,000	1,004,120
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/18	1,000,000	1,004,050
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/20	1,250,000	1,254,850
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.00%, 3/1/26	1,175,000	1,178,772
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/17	10,000,000	10,990,600
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/18	8,025,000	9,052,681
Tompkins County Development Corp. Rev., Series 2014 A, (Kendal at Ithaca, Inc.), 4.00%, 7/1/29	500,000	502,625
Tompkins County Development Corp. Rev., Series 2014 A, (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	813,826
Tompkins County Development Corp. Rev., Series 2014 A, (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,098,960
Tompkins County Development Corp. Rev., Series 2014 A, (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,000,000	1,077,680
Triborough Bridge & Tunnel Authority Rev., Series 2008 B-3, VRDN, 5.00%, 11/15/15	5,000,000	5,170,100
Triborough Bridge & Tunnel Authority Rev., Series 2008 C, 5.00%, 11/15/38	10,000,000	11,178,200
Triborough Bridge & Tunnel Authority Rev., Series 2012 B, 4.00%, 11/15/16	3,250,000	3,457,903
Triborough Bridge & Tunnel Authority Rev., Series 2012 B, 5.00%, 11/15/17	3,325,000	3,706,677
Triborough Bridge & Tunnel Authority Rev., Series 2013 A, 5.00%, 11/15/30	3,030,000	3,510,104
Westchester County GO, Series 2011 A, 4.00%, 10/15/15	70,000	71,714
Westchester County GO, Series 2011 A, 4.00%, 10/15/15	5,580,000	5,718,272
Westchester County Local Development Corp. Rev., Series 2014 A, (Pace University), 5.50%, 5/1/42	3,310,000	3,854,594
		532,131,121
North Carolina — 1.1%
Charlotte GO, 5.00%, 8/1/19	2,000,000	2,274,460
Charlotte Water & Sewer System Rev., 5.00%, 7/1/17	1,000,000	1,103,260
Greensboro Rev., (Combined Enterprise System), 5.25%, 6/1/20	2,060,000	2,469,446
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/17	2,790,000	3,012,670
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/18	2,955,000	3,284,748
North Carolina Eastern Municipal Power Agency Rev., Series 2009 B, 5.00%, 1/1/26	7,400,000	8,399,518

North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/19	2,500,000	2,786,725
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/20	2,000,000	2,213,940
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2009 A, 5.00%, 1/1/30	1,800,000	2,015,838
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2010 B, 5.00%, 1/1/21	3,780,000	4,365,257
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2012 B, 5.00%, 1/1/28	4,050,000	4,606,713
		36,532,575
North Dakota — 0.1%
Grand Forks Health Care Facilities Rev., Series 1996 A, (The United Hospital Obligation Group), VRDN, 0.03%, 3/2/15 (LOC: Bank of America N.A.)	5,100,000	5,100,000
Ohio — 3.1%
American Municipal Power, Inc. Rev., Series 2008 A, (Prairie State Energy Campus), 5.00%, 2/15/17	425,000	461,112
American Municipal Power, Inc. Rev., Series 2008 A, (Prairie State Energy Campus), 5.00%, 2/15/17(1)	575,000	625,100
American Municipal Power, Inc. Rev., Series 2015 A, (Prairie State Energy Campus), 5.00%, 2/15/29	10,000,000	11,452,100
City of Alliance Rev., (Alliance Obligated Group), VRDN, 0.01%, 3/2/15 (Radian) (LOC: JPMorgan Chase Bank N.A.)	14,500,000	14,500,000
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/25 (AGM)	4,000,000	4,582,040
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/25	2,500,000	2,848,675
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/26 (AGM)	3,560,000	4,051,743
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/26	2,530,000	2,864,314
Cleveland COP, Series 2010 A, (Cleveland Stadium), 5.00%, 11/15/19	2,450,000	2,785,699
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	4,900,000	5,411,168
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/44	2,150,000	2,312,218
Miami University/Oxford Rev., 5.00%, 9/1/25	4,440,000	5,148,446
Ohio Air Quality Development Authority Rev., Series 2006 A, (FirstEnergy Generation Corp.), VRDN, 3.75%, 12/3/18 (GA: FirstEnergy Solutions Corp.)	24,600,000	26,009,826
Ohio GO, Series 2011 A, (Infrastructure Improvement), 5.00%, 9/15/16	6,000,000	6,433,980
Ohio Higher Educational Facility Commission Rev., (Oberlin College), 5.00%, 10/1/19	5,000,000	5,834,550
Ohio Higher Educational Facility Commission Rev., Series 1990 B, (Case Western Reserve University), 6.50%, 10/1/20	750,000	855,990
Ohio State University (The) Rev., Series 2009 A, 5.00%, 12/1/18, Prerefunded at 100% of Par(1)	200,000	230,240
Ohio State University (The) Rev., Series 2009 A, 5.00%, 12/1/27	1,800,000	2,035,854
Ohio State University (The) Rev., Series 2010 A, 5.00%, 12/1/16(1)	225,000	243,212
Ohio State University (The) Rev., Series 2010 A, 5.00%, 12/1/16	3,775,000	4,081,001
Ohio State Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/18, Prerefunded at 100% of Par(1)	2,000,000	2,268,440
		105,035,708
Oklahoma — 0.2%
Oklahoma Development Finance Authority Health System Rev., Series 2008 C, 5.50%, 8/15/22 (Obligated Group Consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTERGRIS Rural Health, Inc.)	3,000,000	3,360,420
Pottawatomie County Facilities Authority Rev., (Shawnee Public Schools), 5.00%, 9/1/15	1,710,000	1,749,398
Pottawatomie County Facilities Authority Rev., (Shawnee Public Schools), 5.00%, 9/1/16	2,130,000	2,175,199
		7,285,017
Oregon — 0.3%
Oregon GO, Series 2011 J, 5.00%, 5/1/19	1,080,000	1,251,839
Oregon GO, Series 2011 J, 5.00%, 5/1/20	1,870,000	2,217,782
Oregon GO, Series 2011 J, 5.00%, 5/1/21	1,500,000	1,812,945
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39	2,900,000	3,383,865
		8,666,431
Pennsylvania — 6.0%
Allegheny County Hospital Development Authority Rev., Series 2008 A, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	1,500,000	1,698,510
Berks County Municipal Authority Rev., Series 2012 B, (Reading Hospital Medical Center), VRDN, 1.52%, 3/5/15	2,500,000	2,563,100

Central Dauphin School District GO, 7.00%, 2/1/16, Prerefunded at 100% of Par (NATL-RE)(1)	1,150,000	1,221,266
Delaware River Port Authority Rev., (Port District Project), 5.00%, 1/1/16	1,200,000	1,246,068
East Stroudsburg Area School District GO, 7.75%, 9/1/16, Prerefunded at 100% of Par (AGM)(1)	2,580,000	2,863,361
Exeter Township GO, 5.25%, 7/15/15 (Ambac)	1,155,000	1,177,511
Exeter Township GO, 5.30%, 7/15/19 (Ambac)	1,830,000	2,142,656
Geisinger Authority Health System Rev., VRN, 0.94%, 5/1/15	5,000,000	4,350,200
Pennsylvania Economic Development Financing Authority Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/23	5,000,000	5,847,300
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 A, 5.00%, 7/1/18	5,430,000	6,163,702
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 A, 5.00%, 7/1/19	15,525,000	18,100,908
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 B, 5.00%, 7/1/20	7,250,000	8,424,500
Pennsylvania GO, 5.375%, 7/1/16 (NATL-RE)	2,795,000	2,984,780
Pennsylvania GO, 5.00%, 4/15/17	3,325,000	3,629,936
Pennsylvania GO, 5.375%, 7/1/18 (AGM)	1,070,000	1,222,443
Pennsylvania GO, 5.00%, 7/1/19	15,000,000	17,329,800
Pennsylvania GO, Series 2010 A, 5.00%, 7/15/16	8,310,000	8,843,834
Pennsylvania GO, Series 2012 A, 5.00%, 6/1/25	9,800,000	11,670,036
Pennsylvania Higher Educational Facilities Authority Rev., Series 2009 A, (University of Pennsylvania), 5.00%, 9/1/19	1,000,000	1,169,710
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University), 5.00%, 4/1/25	1,000,000	1,179,390
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University), 5.00%, 4/1/26	1,000,000	1,171,160
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University), 5.00%, 4/1/27	1,150,000	1,336,438
Pennsylvania Turnpike Commission Rev., Capital Appreciation, 0.00%, 12/1/21(6)	1,800,000	1,404,216
Pennsylvania Turnpike Commission Rev., Series 2009 B, 5.25%, 6/1/22	10,000,000	11,533,700
Pennsylvania Turnpike Commission Rev., Series 2013 A, VRN, 0.62%, 3/5/15	5,000,000	5,021,600
Pennsylvania Turnpike Commission Rev., Series 2013 A, VRN, 0.70%, 3/5/15	3,945,000	3,965,869
Pennsylvania Turnpike Commission Rev., Series 2014 B, 5.00%, 12/1/32	6,505,000	7,397,811
Pennsylvania Turnpike Commission Rev., Series 2014 B, 5.25%, 12/1/39	5,000,000	5,798,700
Pennsylvania Turnpike Commission Rev., Series 2014 C, 5.00%, 12/1/26	1,850,000	2,201,667
Pennsylvania Turnpike Commission Rev., Series 2014 C, 5.00%, 12/1/27	945,000	1,114,741
Pennsylvania Turnpike Commission Rev., Series 2014 C, 5.00%, 12/1/28	1,000,000	1,164,730
Philadelphia Rev., Series 2009 A, (1998 General Ordinance), 5.25%, 8/1/17	1,000,000	1,096,350
Philadelphia GO, Series 2014 A, 5.00%, 7/15/24	2,545,000	3,066,114
Philadelphia GO, Series 2014 A, 5.00%, 7/15/25	5,280,000	6,310,286
Philadelphia GO, Series 2014 A, 5.00%, 7/15/26	5,475,000	6,490,667
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36	1,415,000	1,579,310
Pittsburgh GO, Series 2006 B, 5.25%, 9/1/16 (AGM)	15,805,000	16,950,230
Pittsburgh GO, Series 2012 B, 5.00%, 9/1/25	3,000,000	3,518,910
Pittsburgh GO, Series 2012 B, 5.00%, 9/1/26	1,000,000	1,163,780
Southcentral General Authority Rev., Series 2014 A, (Wellspan Health Obligation Group), 5.00%, 6/1/44	4,950,000	5,612,310
Southeastern Pennsylvania Transportation Authority, (Capital Guarantee Receipts), 5.00%, 6/1/15	500,000	506,220
Southeastern Pennsylvania Transportation Authority, (Capital Guarantee Receipts), 5.00%, 6/1/16	1,060,000	1,119,625
State Public School Building Authority Lease Rev., (School District of Philadelphia), 5.00%, 4/1/23	2,400,000	2,799,720
State Public School Building Authority Lease Rev., (School District of Philadelphia), 5.00%, 4/1/25	1,900,000	2,183,062
Westmoreland County Municipal Authority Rev., 5.25%, 8/15/15, Prerefunded at 100% of Par (AGM)(1)	4,500,000	4,607,820
		202,944,047
Puerto Rico — 0.9%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2008 A, (Senior Lien), 6.00%, 7/1/44	1,750,000	1,307,460
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	8,925,000	5,123,932

Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	3,815,000	2,663,747
Puerto Rico GO, Series 2014 A, (Public Improvement), 8.00%, 7/1/35	11,385,000	9,513,989
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 6.00%, 8/1/24 (SBBPA: Government Development Bank for Puerto Rico)	4,605,000	2,433,743
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 A, 5.50%, 8/1/42	5,000,000	3,309,450
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 C, 5.25%, 8/1/41	1,350,000	879,957
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 C, 5.00%, 8/1/22	4,750,000	4,498,392
Puerto Rico Sales Tax Financing Corp. Rev., Capital Appreciation, Series 2011 A-1, 0.00%, 8/1/41(2)	5,725,000	541,814
		30,272,484
Rhode Island — 0.1%
Rhode Island Depositors Economic Protection Corp. Rev., Series 1993 A, 6.25%, 8/1/16 (NATL-RE)(1)	2,000,000	2,108,520
South Carolina — 1.0%
Charleston Educational Excellence Finance Corp. Rev., (Charleston County Schools), 5.00%, 12/1/24	1,750,000	2,145,483
Charleston Educational Excellence Finance Corp. Rev., (Charleston County Schools), 5.00%, 12/1/25	2,945,000	3,581,680
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/17 (AGC)	1,060,000	1,144,503
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/18 (AGC)	2,260,000	2,437,252
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/19 (AGC)	700,000	754,257
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/20 (AGC)	3,000,000	3,229,770
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (FGIC)(1)	625,000	758,744
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (NATL-RE/FGIC)	875,000	1,047,506
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)	140,000	147,333
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)	485,000	510,404
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)	375,000	394,114
Piedmont Municipal Power Agency Rev., Series 2009 A-3, 5.00%, 1/1/16	5,000,000	5,197,150
Piedmont Municipal Power Agency Electric Rev., Series 2009 A-3, 5.00%, 1/1/17	3,000,000	3,237,690
South Carolina Educational Facilities Authority Rev., (Charleston Southern University), VRDN, 0.03%, 3/5/15 (LOC: Bank of America N.A.)	1,140,000	1,140,000
South Carolina Jobs-Economic Development Authority Hospital Rev., (Palmetto Health), 5.75%, 8/1/39	2,700,000	2,969,784
South Carolina Ports Authority Rev., 4.00%, 7/1/15	1,000,000	1,013,040
South Carolina Ports Authority Rev., 5.00%, 7/1/16	2,695,000	2,856,538
		32,565,248
Tennessee — 0.4%
Chattanooga Health Educational & Housing Facility Board Rev., Series 2005 A, (Campus Development Foundation, Inc. Phase I LLC), 5.00%, 10/1/15	445,000	450,691
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.02%, 3/2/15 (LOC: Bank of America N.A.)	2,840,000	2,840,000
Memphis Electric System Rev., 5.00%, 12/1/15	2,500,000	2,593,175
Memphis Electric System Rev., 5.00%, 12/1/16	1,000,000	1,080,510
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pool), VRDN, 0.02%, 3/2/15 (LOC: Bank of America N.A.)	4,585,000	4,585,000
Tennessee State School Board Authority Rev., Series 2008 B, (Higher Educational Facilities), 5.125%, 5/1/18, Prerefunded at 100% of Par(1)	180,000	204,167
Tennessee State School Board Authority Rev., Series 2008 B, (Higher Educational Facilities), 5.125%, 5/1/33	820,000	921,877
		12,675,420
Texas — 5.8%
Allen Independent School District GO, (School Building), 5.25%, 2/15/34	3,325,000	3,810,516
Austin Water & Wastewater System Rev., 5.00%, 11/15/28	5,300,000	6,315,215
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/16, Prerefunded at 100% of Par (Ambac)(1)	1,000,000	1,046,280
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/16	350,000	366,191
Central Texas Regional Mobility Authority Rev., (Senior Lien), 6.00%, 1/1/41	2,500,000	2,913,775
Central Texas Regional Mobility Authority Rev., Series 2013 A, 5.00%, 1/1/21	860,000	1,017,500

City of Austin Electric Utility Rev., 4.00%, 11/15/17	500,000	544,250
City of Austin Electric Utility Rev., 5.00%, 11/15/19	500,000	582,995
City of Houston Convention & Entertainment Facilities Department Hotel Occupancy Tax Rev., 5.00%, 9/1/25(3)	1,000,000	1,184,100
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	3,300,000	3,767,313
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/16 (PSF-GTD)	1,000,000	1,046,660
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/15	2,185,000	2,266,785
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/19	2,250,000	2,641,973
Dallas-Fort Worth International Airport Rev., Series 2009 A, 5.00%, 11/1/24	1,000,000	1,077,900
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/20	2,900,000	3,432,991
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/21	4,400,000	5,184,256
Dallas-Fort Worth International Airport Rev., Series 2014 C, 5.00%, 11/1/18	720,000	820,174
Dallas-Fort Worth International Airport Rev., Series 2014 C, 5.00%, 11/1/20	725,000	858,248
Dallas-Fort Worth International Airport Rev., Series 2014 C, 5.00%, 11/1/21	500,000	599,935
Dallas-Fort Worth International Airport Rev., Series 2014 C, 5.00%, 11/1/22	400,000	483,048
Dallas-Fort Worth International Airport Rev., Series 2014 C, 5.00%, 11/1/23	645,000	785,223
Fort Worth Water & Sewer Rev., 5.00%, 2/15/17	1,000,000	1,087,130
Grand Parkway Transportation Corp. Rev., Series 2013 A, 5.125%, 10/1/43	2,205,000	2,408,985
Harris County Rev., Series 2009 C, 5.00%, 8/15/17	5,000,000	5,532,700
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 B, (The Methodist Hospital System), 5.50%, 12/1/18	2,500,000	2,894,275
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 C-1, (The Methodist Hospital System), VRDN, 0.02%, 3/2/15	6,800,000	6,800,000
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/20	1,220,000	1,415,066
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/21	900,000	1,050,489
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/23	850,000	1,007,624
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/24	700,000	832,902
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/25	760,000	894,277
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/26	1,000,000	1,174,710
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/27	510,000	593,008
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/29	2,300,000	2,632,948
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/30	1,000,000	1,141,180
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/32	485,000	549,587
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/33	1,000,000	1,133,170
Houston Airport System Rev., Series 2009 A, (Senior Lien), 5.50%, 7/1/39	4,000,000	4,520,680
Houston Airport System Rev., Series 2012 B, (Subordinate Lien), 5.00%, 7/1/23	2,560,000	3,050,342
Houston Airport System Rev., Series 2012 B, (Subordinate Lien), 5.00%, 7/1/24	4,000,000	4,725,920
Houston Hotel Occupancy Tax Rev., (Convention & Entertainment), 5.00%, 9/1/27	2,050,000	2,385,216
Houston Hotel Occupancy Tax Rev., (Convention & Entertainment), 5.00%, 9/1/28	710,000	817,430
Houston Independent School District GO, VRDN, 2.50%, 6/1/15 (PSF-GTD)	9,750,000	9,801,967
Lone Star College System GO, 5.00%, 8/15/21	1,000,000	1,161,270
Lone Star College System GO, 5.00%, 8/15/22	2,650,000	3,069,416
Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	2,500,000	2,745,525
Lower Colorado River Authority Rev., 5.00%, 5/15/15(1)	5,000	5,052
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/22	1,000,000	1,155,310
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/23	3,435,000	3,935,548
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/24	2,000,000	2,276,660
Lubbock Electric Light & Power System Rev., 5.00%, 4/15/15	1,000,000	1,006,480
Lubbock Electric Light & Power System Rev., 5.00%, 4/15/16	2,000,000	2,105,440
Mansfield Independent School District GO, VRDN, 1.75%, 8/1/17 (PSF-GTD)	6,305,000	6,443,332
North Texas Tollway Authority Rev., Series 2012 A, (First Tier), 5.00%, 1/1/29	2,400,000	2,713,944

North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/21	7,615,000	8,960,875
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/28	3,000,000	3,400,380
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/30	6,310,000	7,114,525
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/36	1,960,000	2,185,439
North Texas Tollway Authority Rev., Series 2014 A, (First Tier), 5.00%, 1/1/24	3,475,000	4,181,815
Northside Independent School District GO, (School Building), VRDN, 1.00%, 6/1/16 (PSF-GTD)	6,700,000	6,742,344
Pasadena Independent School District GO, Series 1996 A, 6.05%, 2/15/16 (PSF-GTD)	550,000	581,119
San Antonio Electric & Gas Rev., (Junior Lien), 5.00%, 2/1/43	4,300,000	4,838,102
San Antonio Electric & Gas Rev., Series 2012 B, (Junior Lien), VRDN, 2.00%, 12/1/15	3,250,000	3,290,137
San Antonio Water System Rev., 4.00%, 5/15/15	1,000,000	1,008,520
San Antonio Water System Rev., 5.00%, 5/15/17	2,365,000	2,596,013
Tarrant County Cultural Education Facilities Finance Corp. Retirement Facility Rev., (Air Force Village Obligated Group), 5.00%, 5/15/16	1,000,000	1,031,640
Texas GO, 5.00%, 10/1/15	3,500,000	3,602,410
Texas GO, 5.00%, 10/1/16	3,355,000	3,605,048
Texas GO, 5.00%, 10/1/17	2,225,000	2,478,450
Texas Municipal Power Agency Rev., (Subordinated Lien-Transmission), 5.00%, 9/1/15	1,000,000	1,024,510
Texas Municipal Power Agency Rev., (Subordinated Lien-Transmission), 5.00%, 9/1/20	1,500,000	1,762,770
Texas Transportation Commission State Highway Fund Rev., Series 2006 A, (First Tier), 4.50%, 4/1/16	5,000,000	5,236,350
Texas Transportation Commission State Highway Fund Rev., Series 2014 B, VRDN, 0.37%, 3/5/15	4,800,000	4,810,752
University of North Texas Rev., Series 2009 A, (Financing System), 5.00%, 4/15/16	1,125,000	1,184,580
Williamson County GO, Series 2004 A, (Unlimited Tax Road & Refunding Bonds), 5.00%, 2/15/19 (NATL-RE)	1,000,000	1,153,490
		194,602,180
U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority Rev., Series 2010 A, (Matching Fund Loan Note, Senior Lien), 5.00%, 10/1/25	5,500,000	6,198,280
Virgin Islands Public Finance Authority Rev., Series 2014 C, 5.00%, 10/1/24	6,670,000	7,776,353
Virgin Islands Public Finance Authority Rev., Series 2014 C, 5.00%, 10/1/30	1,000,000	1,118,730
		15,093,363
Utah — 0.4%
Eagle Mountain City Gas & Electric Rev., 5.00%, 6/1/19 (Radian)	2,550,000	2,582,257
Salt Lake City Hospital Rev., Series 1988 A, (Intermountain Healthcare), 8.125%, 5/15/15(1)	105,000	106,611
Utah GO, Series 2009 C, 5.00%, 7/1/18	4,000,000	4,544,760
Utah Transit Authority Sales Tax Rev., 5.00%, 6/15/24	2,900,000	3,414,605
Utah Transit Authority Sales Tax Rev., 5.00%, 6/15/25	1,220,000	1,423,130
		12,071,363
Vermont — 0.2%
Burlington Airport Rev., Series 2014 A, 5.00%, 7/1/24 (AGM)	500,000	583,475
Burlington Airport Rev., Series 2014 A, 5.00%, 7/1/30 (AGM)	500,000	557,625
University of Vermont & State Agricultural College Rev., 5.00%, 10/1/19 (Ambac)	4,290,000	4,702,827
		5,843,927
Virginia — 0.6%
Fairfax County Economic Development Authority Rev., (Silver Line Phase I), 5.00%, 4/1/36	1,430,000	1,605,432
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/24(3)	3,000,000	3,643,530
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25(3)	1,660,000	2,023,723
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/16	5,120,000	5,498,573
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/22	4,150,000	4,878,906
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	2,800,000	3,288,600
		20,938,764

Washington — 3.9%
Central Puget Sound Regional Transportation Authority Rev., Series 2012 S-1, 5.00%, 11/1/16	2,105,000	2,267,338
Central Puget Sound Regional Transportation Authority Rev., Series 2012 S-1, 5.00%, 11/1/17	5,875,000	6,550,507
Energy Northwest Electric Rev., Series 2005 A, (Project 3), 5.00%, 7/1/15 (Ambac)	4,000,000	4,067,760
Energy Northwest Electric Rev., Series 2009 A, (Project 3), 5.25%, 7/1/18	3,000,000	3,421,500
Energy Northwest Electric Rev., Series 2010 A, (Project 3), 5.00%, 7/1/18	5,115,000	5,791,663
Energy Northwest Electric Rev., Series 2011 A, (Columbia Generating), 5.00%, 7/1/22	5,000,000	6,001,600
Energy Northwest Electric Rev., Series 2014 A, (Columbia Generating), 5.00%, 7/1/18	2,410,000	2,728,819
Energy Northwest Electric Rev., Series 2014 C, (Project 3), 5.00%, 7/1/28	6,945,000	8,326,083
Kitsap County School District No. 303 Bainbridge Island GO, 5.00%, 6/1/16, Prerefunded at 100% of Par (NATL-RE/School Board Guarantee)(1)	1,000,000	1,059,790
Port Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/22	1,000,000	1,176,500
Seattle Municipal Light & Power Rev., Series 2010 B, 5.00%, 2/1/19	5,000,000	5,751,300
Snohomish County Edmonds School District No. 15 GO, 5.00%, 6/1/16, Prerefunded at 100% of Par (NATL-RE/School Board Guarantee)(1)	6,690,000	7,089,125
Tacoma Electric System Rev., Series 2013 A, 5.00%, 1/1/17	1,500,000	1,622,025
Tacoma Electric System Rev., Series 2013 A, 4.00%, 1/1/18	1,000,000	1,088,040
Tacoma Electric System Rev., Series 2013 A, 4.00%, 1/1/19	2,000,000	2,218,520
Tacoma Electric System Rev., Series 2013 A, 5.00%, 1/1/19	1,000,000	1,146,810
Washington Federal Highway Grant Anticipation Rev., Series 2012-F, (Senior 520 Corridor Program), 5.00%, 9/1/15	15,835,000	16,226,600
Washington GO, Series 2011 A, 5.00%, 7/1/21	3,375,000	4,056,818
Washington GO, Series 2011 A, 5.00%, 7/1/22	5,000,000	5,971,800
Washington GO, Series 2011 C, (Motor Vehicle Tax-Senior 520), 5.00%, 6/1/21	1,650,000	1,980,693
Washington GO, Series 2011 C, (Motor Vehicle Tax-Senior 520), 5.00%, 6/1/22	2,000,000	2,385,160
Washington GO, Series 2012 R, 5.00%, 7/1/23	3,855,000	4,675,036
Washington GO, Series R-2012C, 5.00%, 7/1/26	13,800,000	16,515,564
Washington Health Care Facilities Authority Rev., Series 2006 D, (Providence Health & Services), 5.25%, 10/1/33 (AGM)	4,500,000	5,054,715
Washington Health Care Facilities Authority Rev., Series 2015 B, (Seattle Children's Hospital), 5.00%, 10/1/29	6,500,000	7,662,005
Washington State Housing Finance Commission Rev., (YMCA Snohomish County Project), VRDN, 0.02%, 3/2/15 (LOC: Bank of America N.A.)	6,590,000	6,590,000
Yakima County School District No. 208 West Valley GO, 5.00%, 12/1/16, Prerefunded at 100% of Par (NATL-RE/School Board Guarantee)(1)	920,000	994,354
Yakima County School District No. 208 West Valley GO, 5.00%, 12/1/16, Prerefunded at 100% of Par (NATL-RE/School Board Guarantee)(1)	755,000	816,019
		133,236,144
Wisconsin — 1.0%
Wisconsin GO, Series 2011 B, 5.00%, 5/1/15	5,000,000	5,043,900
Wisconsin GO, Series 2011-1, 5.00%, 5/1/19	5,000,000	5,792,600
Wisconsin GO, Series 2011-1, 5.00%, 5/1/20	3,000,000	3,549,690
Wisconsin GO, Series 2011-1, 5.00%, 5/1/21	2,500,000	3,005,200
Wisconsin Health & Educational Facilities Authority Rev., (16th Street Community Health Center, Inc.), VRDN, 0.01%, 3/4/15 (LOC: JPMorgan Chase Bank N.A.)	2,300,000	2,300,000
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.50%, 11/15/22	4,655,000	5,421,260
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.75%, 11/15/30	5,800,000	6,728,638
Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18	500,000	566,675
		32,407,963
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $3,186,609,722)		3,370,944,574
OTHER ASSETS AND LIABILITIES — 0.1%		3,166,219
TOTAL NET ASSETS — 100.0%		$3,374,110,793

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
207	U.S. Treasury 10-Year Notes	June 2015	26,453,953	(41,606)
142	U.S. Treasury Long Bonds	June 2015	22,981,813	(104,392)
			49,435,766	(145,998)

NOTES TO SCHEDULE OF INVESTMENTS
ACA	-	American Capital Access
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
CIFG	-	CDC IXIS Financial Guaranty North America
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

†	Category is less than 0.05% of total net assets.

(1)	Escrowed to maturity in U.S. government securities or state and local government securities.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $876,132.

(5)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $1,640,000, which represented less than 0.05% of total net assets.

(6)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities and unrealized appreciation (depreciation) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of February 28, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,186,609,722
Gross tax appreciation of investments	$196,052,232
Gross tax depreciation of investments	(11,717,380)
Net tax appreciation (depreciation) of investments	$184,334,852

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Long-Term Tax-Free Fund
February 28, 2015

Long-Term Tax-Free - Schedule of Investments
FEBRUARY 28, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 98.8%
Arizona — 2.3%
City of Mesa Excise Tax Rev., 5.00%, 7/1/27	100,000	109,251
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25	200,000	235,920
Phoenix Civic Improvement Corp. Airport Rev., Series 2010 A, (Junior Lien), 5.00%, 7/1/40	50,000	55,091
Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24	250,000	285,720
Salt River Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39	340,000	381,307
University Medical Center Corp. Rev., 6.50%, 7/1/39	300,000	349,638
		1,416,927
Arkansas — 0.4%
Pulaski County Public Facilities Board Rev., 5.00%, 12/1/42	200,000	226,456
California — 20.2%
Alameda Corridor Transportation Authority Rev., Capital Appreciation, Series 1999 A, 0.00%, 10/1/32 (NATL-RE)(1)	440,000	219,001
Anaheim Public Financing Authority Rev., (Electric System Distribution), 5.25%, 10/1/34	200,000	227,052
Anaheim Public Financing Authority Rev., Series 2014 A, (Convention Center Expansion), 5.00%, 5/1/46	300,000	336,780
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F-1, (San Francisco Bay Area), 5.00%, 4/1/18, Prerefunded at 100% of Par(2)	300,000	338,436
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F-1, (San Francisco Bay Area), 5.125%, 4/1/19, Prerefunded at 100% of Par(2)	200,000	233,672
Bay Area Toll Authority Toll Bridge Rev., Series 2014 B, (San Francisco Bay Area), VRDN, 1.50%, 4/2/18	30,000	30,325
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16	100,000	105,660
California GO, 5.00%, 9/1/25	150,000	171,825
California GO, 5.625%, 4/1/26	500,000	585,075
California GO, 5.00%, 12/1/26	200,000	241,502
California GO, 5.75%, 4/1/27	500,000	587,775
California GO, 5.00%, 2/1/28 (Ambac)	335,000	424,190
California GO, 5.75%, 4/1/28	500,000	586,905
California GO, 5.25%, 9/1/28	200,000	237,482
California GO, 5.00%, 10/1/41	100,000	112,968
California GO, 5.00%, 2/1/43	250,000	283,908
California GO, Series 2012 B, VRN, 1.17%, 3/5/15	200,000	204,498
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	10,000	11,990
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	245,000	293,753
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	300,000	349,413
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.25%, 8/15/31	150,000	174,683
California Health Facilities Financing Authority Rev., Series 2012 A, (Scripps Health), 5.00%, 11/15/40	200,000	225,326
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	35,000	39,828
California Public Works Board Lease Rev., Series 2005 A, (Department of General Services - Butterfield), 5.00%, 6/1/15	110,000	111,406
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.00%, 12/1/31	250,000	286,637
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	320,000	360,835
California Public Works Board Lease Rev., Series 2012 D, (California State University Projects), 5.00%, 9/1/36	100,000	112,716
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	400,000	447,380
California University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34	300,000	345,213

Chaffey Community College District GO, Series 2007 C, (Election of 2002), 5.00%, 6/1/17, Prerefunded at 100% of Par (NATL-RE)(2)	265,000	291,723
Clovis Unified School District GO, Capital Appreciation, Series 2004 A, 0.00%, 8/1/29 (NATL-RE)(1)	300,000	181,977
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 A, 6.00%, 1/15/49	100,000	119,195
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 B-3, VRDN, 5.50%, 1/15/23	100,000	117,347
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2015 A, 0.00%, 1/15/33(1)	150,000	67,287
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	100,000	113,906
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/44	200,000	221,708
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.50%, 11/15/37	200,000	247,226
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	120,000	137,078
Los Angeles Department of Water & Power System Rev., Series 2011 A, 5.00%, 7/1/36	150,000	169,398
Los Angeles Department of Water & Power System Rev., Series 2008 A-1, 5.25%, 7/1/38	400,000	449,096
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35	100,000	114,462
Northern California Power Agency Rev., Series 2009 A, (Geothermal Project No. 3), 5.25%, 7/1/24	200,000	233,970
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	50,000	61,705
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	250,000	268,070
Poway Unified School District GO, Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/33(1)	250,000	123,250
Poway Unified School District GO, Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/41(1)	500,000	168,645
Riverside County Transportation Commission Rev., Series 2013 A, (Limited Tax), 5.25%, 6/1/39	200,000	233,338
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	100,000	122,976
San Diego County Regional Transportation Commission Rev., Series 2012 A, 5.00%, 4/1/48	150,000	168,732
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/23	70,000	83,281
San Diego Unified School District GO, Capital Appreciation, Series 2012 R-1, 0.00%, 7/1/30(1)	200,000	114,036
San Joaquin Hills Transportation Corridor Agency Rev., Series 2014 A, (Senior Lien), 5.00%, 1/15/29	100,000	112,973
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.00%, 9/1/16 (BAM)	10,000	10,506
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.00%, 9/1/17 (BAM)	5,000	5,380
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.00%, 9/1/18 (BAM)	10,000	10,908
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.875%, 1/1/29	250,000	294,190
Yosemite Community College District GO, Capital Appreciation, Series 2010 D, (Election of 2004), 0.00%, 8/1/38(1)	1,000,000	389,540
		12,318,137
Colorado — 2.5%
Colorado Health Facilities Authority Rev., Series 2008 D, (Catholic Health Initiatives), 6.25%, 10/1/33	240,000	278,189
Denver City and County Airport Rev., Series 2012 B, 5.00%, 11/15/25	250,000	299,008
Denver City and County Airport Rev., Series 2013 B, 5.00%, 11/15/43	100,000	112,218
Denver Health & Hospital Authority Rev., Series 2014 A, 5.00%, 12/1/39	200,000	218,120
E-470 Public Highway Authority Rev., Series 2014 A, VRDN, 1.20%, 3/5/15	150,000	150,147
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	220,000	253,048
University of Colorado Enterprise System Rev., Series 2009 A, 5.25%, 6/1/19, Prerefunded at 100% of Par(2)	200,000	235,048
		1,545,778
Connecticut — 0.4%
Connecticut GO, Series 2013 E, 5.00%, 8/15/26	200,000	238,512
Delaware — 0.2%
New Castle County GO, Series 2009 A, 5.00%, 7/15/18, Prerefunded at 100% of Par(2)	100,000	113,741
District of Columbia — 1.3%
District of Columbia Rev., Series 2011 G, (Income Tax Secured), 5.00%, 12/1/36	300,000	343,704
Washington Metropolitan Area Transit Authority Rev., Series 2009 A, 5.00%, 7/1/17	400,000	441,108
		784,812

Florida — 5.8%
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/24	100,000	118,560
Broward County School Board COP, Series 2012 A, 5.00%, 7/1/26	200,000	230,312
Florida Board of Education Capital Outlay GO, Series 2007 G, 4.75%, 6/1/37 (NATL-RE)	250,000	271,640
Florida Board of Education Capital Outlay GO, Series 2011 B, 5.125%, 6/1/40	300,000	344,808
Lakeland Hospital System Rev., (Lakeland Regional Health Systems), 5.00%, 11/15/45	300,000	330,414
Lee County School Board COP, Series 2012 B, 5.00%, 8/1/17	200,000	221,004
Miami-Dade County Rev., Series 2012 B, 5.00%, 10/1/37	100,000	111,619
Miami-Dade County Aviation Department Rev., Series 2014 B, 5.00%, 10/1/37	50,000	56,896
Miami-Dade County Educational Facilities Authority Rev., Series 2008 A, (University of Miami), 5.50%, 4/1/38	200,000	209,674
Miami-Dade County Expressway Authority Rev., Series 2014 A, 5.00%, 7/1/30	50,000	57,523
Miami-Dade County Expressway Authority Rev., Series 2014 B, 5.00%, 7/1/31	200,000	231,672
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 4.00%, 9/15/19	100,000	105,680
Miami-Dade County Water & Sewer Rev., Series 2013 A, 5.00%, 10/1/42	185,000	206,891
Orlando & Orange County Expressway Authority Rev., Series 2010 A, 5.00%, 7/1/40	85,000	95,775
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33	210,000	237,852
Pompano Beach Rev., (John Knox Village of Florida, Inc.), 5.00%, 9/1/44	200,000	218,922
St. Petersburg Health Facilities Authority Rev., Series 2009 A, (All Children's Health Facilities), 6.50%, 11/15/39	300,000	356,298
Tampa Bay Water Regional Water Supply Authority Utility System Rev., Series 2011 A, 5.00%, 10/1/17(2)	100,000	111,117
		3,516,657
Georgia — 2.4%
Atlanta Airport Rev., Series 2010 C, 5.75%, 1/1/23	250,000	305,475
Atlanta Airport Rev., Series 2010 C, 5.25%, 1/1/30	200,000	232,562
Gainesville & Hall County Hospital Authority Rev., (Northeast Georgia Health Sysytem, Inc. Project), 5.50%, 8/15/54	200,000	233,410
Metropolitan Atlanta Rapid Transit Authority Rev., Series 2009 A, (Third Indenture), 5.00%, 7/1/39	400,000	453,704
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design Project), 5.00%, 4/1/44	200,000	219,592
		1,444,743
Guam — 0.5%
Guam Government Business Privilege Tax Rev., Series 2011 A, 5.00%, 1/1/31	150,000	166,959
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/34	150,000	167,109
		334,068
Hawaii — 0.4%
Hawaii Pacific Health Special Purpose Rev., Series 2010 B, 5.75%, 7/1/40	200,000	229,946
Idaho — 0.5%
Idaho Health Facilities Authority Rev., (St. Luke's Regional Medical Center), 5.00%, 7/1/35 (AGM)	250,000	278,430
Illinois — 6.1%
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/15	200,000	206,486
Chicago Midway Airport Rev., Series 2013 B, 5.00%, 1/1/26	300,000	347,556
Chicago Motor Fuel Tax Rev., Series 2013, 5.00%, 1/1/20	25,000	28,409
Chicago Sales Tax Rev., Series 2011 A, 5.25%, 1/1/38	100,000	108,536
Chicago Waterworks Rev., (Second Lien), 5.00%, 11/1/39	30,000	33,561
Cook County GO, Series 2011 A, 5.25%, 11/15/28	200,000	227,410
Illinois Finance Authority Rev., Series 2008 A, (Prairie Power, Inc.), VRDN, 1.30%, 5/8/17 (GA: National Rural Utilities Cooperative Finance Corp.)	195,000	195,571
Illinois Finance Authority Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/18, Prerefunded at 100% of Par(2)	200,000	237,856
Illinois GO, 5.00%, 1/1/17 (AGM)	200,000	214,276
Illinois GO, 5.00%, 2/1/21	50,000	56,293
Illinois GO, 5.00%, 2/1/23	200,000	226,082
Illinois GO, 5.00%, 8/1/24	150,000	166,542

Illinois GO, 5.00%, 3/1/37	100,000	105,125
Illinois GO, 5.50%, 7/1/38	100,000	111,298
Illinois GO, 5.00%, 5/1/39	200,000	212,070
Illinois Toll Highway Authority Rev., Series 2014 B, (Senior Lien), 5.00%, 1/1/39	50,000	56,431
Illinois Toll Highway Authority Rev., Series 2014 C, 5.00%, 1/1/36	200,000	227,830
Metropolitan Pier & Exposition Authority Rev., Series 2010 B-2, (McCormick Place Expansion), 5.00%, 6/15/50	250,000	265,250
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/15	250,000	252,950
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/17	150,000	163,367
Railsplitter Tobacco Settlement Authority Rev., 6.00%, 6/1/28	250,000	293,652
		3,736,551
Indiana — 0.2%
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/25	100,000	118,777
Kentucky — 1.4%
Kentucky Asset/Liability Commission Agency Fund Rev., Series 2010 A, (Federal Highway Trust), 5.00%, 9/1/20	135,000	158,910
Kentucky Property & Buildings Community Rev., 5.50%, 11/1/28	250,000	285,058
Kentucky Public Transportation Infrastructure Authority Rev., Series 2013 A, (Downtown Crossing Project), 5.00%, 7/1/17	160,000	174,792
Kentucky Turnpike Authority Economic Development Road Rev., Series 2008 A, (Revitalization), 5.00%, 7/1/17	240,000	264,722
		883,482
Louisiana — 0.4%
Louisiana GO, Series 2013 C, 5.00%, 7/15/26	200,000	241,010
Maryland — 0.5%
Maryland Economic Development Corp. Student Housing Rev., (University of Maryland, College Park), 5.00%, 6/1/19	150,000	164,457
Maryland Health & Higher Educational Facilities Authority Rev., (Peninsula Regional Medical Center), 5.00%, 7/1/45	100,000	112,414
		276,871
Massachusetts — 2.5%
Massachusetts Bay Transportation Authority Rev., Series 2008 A, 5.25%, 7/1/34	200,000	225,036
Massachusetts Bay Transportation Authority Rev., Series 2012 A, 5.00%, 7/1/41	150,000	169,955
Massachusetts GO, Series 2008 A, (Consolidated Loan), 5.00%, 8/1/18, Prerefunded at 100% of Par(2)	200,000	227,506
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36	200,000	232,088
Massachusetts School Building Authority Sales Tax Rev., Series 2013 A, (Senior Lien), 5.00%, 5/15/43	200,000	227,992
Massachusetts School Building Authority Sales Tax Rev., Series 2012 A, (Senior Lien), 5.00%, 8/15/30	250,000	292,697
Massachusetts Water Resources Authority Rev., Series 2011 C, 5.25%, 8/1/42	150,000	172,812
		1,548,086
Michigan — 2.9%
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/31 (Q-SBLF)	250,000	278,305
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/26	100,000	111,828
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/32	250,000	268,890
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/39	425,000	457,657
Detroit Water Supply System Rev., Series 2011 C, (Senior Lien), 5.00%, 7/1/41	150,000	157,980
Michigan Finance Authority Rev., (MidMichigan Health Credit Group), 5.00%, 6/1/39	165,000	184,356
Michigan Finance Authority Rev., Series 2014 C-1, (Detroit Water & Sewerage Department), 5.00%, 7/1/44	15,000	15,868
Michigan Finance Authority Rev., Series 2015 A, (Detroit School District), 5.00%, 5/1/18 (Q-SBLF)(3)	250,000	278,235
		1,753,119
Mississippi — 0.2%
Mississippi Development Bank Special Obligation Rev., (Jackson Water and Sewer System Project), 6.875%, 12/1/40 (AGM)	100,000	130,892
Missouri — 2.0%
Missouri Health & Educational Facilities Authority Rev., Series 2008 A, (Washington University), 5.375%, 3/15/39	250,000	278,805
Missouri Joint Municipal Electric Utility Commission Rev., 5.00%, 1/1/34	200,000	227,650

Missouri State Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 0.03%, 3/2/15 (LOC: Commerce Bank N.A.)	700,000	700,000
		1,206,455
Nebraska — 0.3%
Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/18, Prerefunded at 100% of Par(2)	150,000	167,568
New Jersey — 6.5%
Monmouth County GO, (County College Bonds), 4.00%, 9/15/19	250,000	269,137
New Jersey Economic Development Authority Rev., 5.00%, 6/15/15	250,000	253,478
New Jersey Economic Development Authority Rev., Series 2011 EE, (School Facilities Construction), 5.00%, 9/1/23	70,000	78,712
New Jersey GO, 5.00%, 6/1/17	200,000	218,680
New Jersey GO, Series 2010 Q, 5.00%, 8/15/15	250,000	255,653
New Jersey Health Care Facilities Financing Authority Rev., (Barnabas Health Obligated), 5.00%, 7/1/44	200,000	223,810
New Jersey Health Care Facilities Financing Authority Rev., (Hackensack University Medical Center), 5.00%, 1/1/34	200,000	220,178
New Jersey Health Care Facilities Financing Authority Rev., (The Robert Wood Johnson Foundation), 5.00%, 7/1/31	200,000	222,094
New Jersey State Turnpike Authority Rev., Series 2009 H, 5.00%, 1/1/36	250,000	277,417
New Jersey State Turnpike Authority Rev., Series 2014 A, 5.00%, 1/1/27	200,000	236,672
New Jersey Transportation Trust Fund Authority Rev., Series 2005 B, 5.50%, 12/15/21 (NATL-RE)	400,000	477,552
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/20 (AGM)	225,000	262,280
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/20	250,000	290,400
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/21 (NATL-RE)	210,000	247,439
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/22 (AGM)	100,000	118,721
New Jersey Transportation Trust Fund Authority Rev., Series 2014 AA, 5.00%, 6/15/38	200,000	215,394
South Jersey Transportation Authority Rev., Series 2014 A, 5.00%, 11/1/39	100,000	108,288
		3,975,905
New York — 15.2%
Hudson Yards Infrastructure Corp. Rev., Series 2011 A, 5.75%, 2/15/47	55,000	64,028
Long Island Power Authority Rev., Series 2014 A, 5.00%, 9/1/44	175,000	196,231
Long Island Power Authority Electric System Rev., Series 2008 A, 6.00%, 5/1/33	250,000	293,577
Long Island Power Authority Electric System Rev., Series 2008 B, 5.25%, 4/1/19 (AGC-ICC)	150,000	172,676
Metropolitan Transportation Authority Rev., Series 2008 C, 6.50%, 11/15/28	250,000	299,537
Metropolitan Transportation Authority Rev., Series 2012 C, 5.00%, 11/15/41	300,000	335,997
Metropolitan Transportation Authority Rev., Series 2013 B, 5.00%, 11/15/43	250,000	281,507
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligation Group Project), 5.00%, 7/1/22	100,000	117,743
New York City GO, Series 1993 A-4, VRDN, 0.03%, 3/2/15 (LOC: Bayerische Landesbank)	300,000	300,000
New York City GO, Series 2009 C, 5.00%, 8/1/23	500,000	578,160
New York City GO, Series 2013 A-1, 5.00%, 8/1/36	90,000	103,171
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2009 GG-1, (Second General Resolution), 5.00%, 6/15/39	70,000	79,253
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2011 GG, (Second General Resolution), 5.00%, 6/15/43	250,000	280,402
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2012 FF, (Second General Resolution), 5.00%, 6/15/45	600,000	672,900
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2015 FF, (Second General Resolution), 5.00%, 6/15/39(3)	145,000	168,364
New York City Transitional Finance Authority Rev., Series 2009 S-4, 5.50%, 1/15/39	300,000	346,911
New York City Transitional Finance Authority Rev., Series 2011 1-A, 5.00%, 7/15/25	150,000	177,405
New York City Transitional Finance Authority Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39(4)	200,000	231,694
New York City Transitional Finance Authority Rev., Series 2013 F-1, (Future Tax Secured Bonds), 5.00%, 2/1/28	200,000	239,580
New York City Transitional Finance Authority Rev., Series 2013 I, (Future Tax Secured Bonds), 5.00%, 5/1/42	200,000	228,108
New York City Transitional Finance Authority Rev., Series 2015 S-1, 5.00%, 7/15/29	125,000	149,131

New York GO, Series 2009 A, 5.00%, 2/15/39	300,000	340,056
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35	260,000	311,012
New York Liberty Development Corp. Rev., (World Trade Center), 5.125%, 11/15/44	100,000	112,009
New York State Dormitory Authority Personal Income Tax Rev., Series 2012 A, (General Purpose), 5.00%, 12/15/25	200,000	241,492
New York State Dormitory Authority Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/37	250,000	281,577
New York State Dormitory Authority Rev., Series 2014 A, (Touro College & University System), 5.25%, 1/1/34	150,000	168,977
New York State Environmental Facilities Corp. Rev., Series 2009 A, 5.125%, 6/15/38	280,000	323,098
New York State Power Authority Rev., Series 2011 A, 5.00%, 11/15/38	200,000	228,274
New York State Thruway Authority Rev., Series 2013 A, 5.00%, 5/1/19	100,000	114,814
New York State Thruway Authority Rev., Series 2014 K, 5.00%, 1/1/29	150,000	177,014
New York State Urban Development Corp. Rev., Series 2009 C, (State Personal Income Tax), 5.00%, 12/15/15	120,000	124,744
New York State Urban Development Corp. Rev., Series 2013 A-1, (State Personal Income Tax), 5.00%, 3/15/28	100,000	118,646
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42	250,000	295,047
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/17	360,000	395,662
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/18	305,000	344,058
Tompkins County Development Corp. Rev., Series 2014 A, (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	100,000	107,768
Triborough Bridge & Tunnel Authority Rev., Series 2008 C, 5.00%, 11/15/38	200,000	223,564
Westchester County Local Development Corp. Rev., Series 2014 A, (Pace University), 5.50%, 5/1/42	35,000	40,759
		9,264,946
North Carolina — 1.0%
North Carolina Eastern Municipal Power Agency Rev., Series 2008 C, 6.75%, 1/1/24	250,000	300,822
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 A, 5.25%, 1/1/16	300,000	312,774
		613,596
Ohio — 2.0%
American Municipal Power, Inc. Rev., Series 2015 A, (Prairie State Energy Campus), 5.00%, 2/15/29	300,000	343,563
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	100,000	110,432
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/44	100,000	107,545
Franklin County Hospital Rev., Series 2011 A, (Ohio Health Corp.), 5.00%, 11/15/41	200,000	224,808
Ohio Air Quality Development Authority Rev., Series 2006 A, (FirstEnergy Generation Corp.), VRDN, 3.75%, 12/3/18 (GA: FirstEnergy Solutions Corp.)	400,000	422,924
		1,209,272
Oklahoma — 0.3%
Oklahoma Turnpike Authority Rev., Series 2011 A, (Second Series), 5.00%, 1/1/28	150,000	175,514
Oregon — 1.5%
Clackamas County Hospital Facility Authority Rev., Series 2009 A, (Legacy Health System), 5.50%, 7/15/35	200,000	226,090
Oregon GO, Series 2009 A, (State Board of Higher Education), 5.00%, 8/1/18, Prerefunded at 100% of Par(2)	300,000	341,805
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39	300,000	350,055
		917,950
Pennsylvania — 4.0%
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 A, 5.00%, 7/1/18	250,000	283,780
Pennsylvania GO, Series 2012 A, 5.00%, 6/1/25	200,000	238,164
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University), 5.00%, 4/1/27	100,000	116,212
Pennsylvania Turnpike Commission Rev., Capital Appreciation, 0.00%, 12/1/21(5)	200,000	156,024
Pennsylvania Turnpike Commission Rev., Series 2008 C, 6.00%, 6/1/28 (AGC)	200,000	227,832
Pennsylvania Turnpike Commission Rev., Series 2011 B, 5.25%, 12/1/41	150,000	167,204
Pennsylvania Turnpike Commission Rev., Series 2014 C, 5.00%, 12/1/44	120,000	135,722
Philadelphia Gas Works Rev., Series 2009 A, (1998 General Ordinance), 5.00%, 8/1/16	300,000	317,826

Philadelphia GO, Series 2014 A, 5.00%, 7/15/24	200,000	240,952
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36	250,000	279,030
Southcentral General Authority Rev., Series 2014 A, (Wellspan Health Obligation Group), 5.00%, 6/1/44	50,000	56,690
State Public School Building Authority Lease Rev., (School District of Philadelphia), 5.00%, 4/1/23	100,000	116,655
State Public School Building Authority Lease Rev., (School District of Philadelphia), 5.00%, 4/1/25	100,000	114,898
		2,450,989
Puerto Rico — 2.1%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/42	350,000	248,906
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	350,000	200,938
Puerto Rico GO, Series 2002 A, (Public Improvement), 5.50%, 7/1/19 (FGIC)	100,000	89,591
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	50,000	34,912
Puerto Rico GO, Series 2014 A, (Public Improvement), 8.00%, 7/1/35	225,000	188,024
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 6.00%, 8/1/24 (SBBPA: Government Development Bank for Puerto Rico)	70,000	36,995
Puerto Rico Sales Tax Financing Corp. Rev., Capital Appreciation, Series 2010 A, 0.00%, 8/1/33(1)	390,000	70,563
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 A, 5.50%, 8/1/42	350,000	231,661
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 C, 5.25%, 8/1/41	150,000	97,773
Puerto Rico Sales Tax Financing Corp. Rev., Capital Appreciation, Series 2011 A-1, 0.00%, 8/1/41(1)	700,000	66,248
		1,265,611
South Carolina — 0.3%
Piedmont Municipal Power Agency Electric Rev., Series 2009 A3, 5.00%, 1/1/17	175,000	188,865
Tennessee — 0.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., Series 2008 A, (Vanderbilt University), 5.00%, 10/1/15	225,000	231,597
Texas — 7.4%
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/16	300,000	313,878
Central Texas Turnpike System Rev., Series 2015 C, 5.00%, 8/15/42	300,000	330,402
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	200,000	228,322
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/20	100,000	118,379
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/21	100,000	117,824
Dallas-Fort Worth International Airport Rev., Series 2014 C, 5.00%, 11/1/20	25,000	29,595
Grand Parkway Transportation Corp. Rev., Series 2013 A, 5.125%, 10/1/43	45,000	49,163
Harris County Toll Road Rev., Series 2009 A, (Senior Lien), 5.00%, 8/15/38	400,000	450,964
Harris County-Houston Sports Authority Rev., Capital Appreciation, Series 2014 A, 0.00%, 11/15/53 (AGM)(1)	1,000,000	160,770
Houston Convention & Entertainment Facilities Department Special Tax Rev., 5.00%, 9/1/40(3)	125,000	138,989
Houston Independent School District GO, VRDN, 2.50%, 6/1/15 (PSF-GTD)	250,000	251,333
Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	100,000	109,821
North Texas Tollway Authority Rev., (First Tier), 6.00%, 1/1/38	300,000	354,606
North Texas Tollway Authority Rev., (First Tier), 6.00%, 1/1/43	150,000	175,857
North Texas Tollway Authority Rev., Series 2012 A, (First Tier), 5.00%, 1/1/29	100,000	113,081
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/36	40,000	44,601
North Texas Tollway Authority Rev., Series 2014 A, (First Tier), 5.00%, 1/1/24	25,000	30,085
Northside Independent School District GO, (School Building), VRDN, 1.00%, 6/1/16 (PSF-GTD)	300,000	301,896
San Antonio Electric & Gas Rev., (Junior Lien), 5.00%, 2/1/43	50,000	56,257
San Antonio Electric & Gas Rev., Series 2012 B, (Junior Lien), VRDN, 2.00%, 12/1/15	250,000	253,087
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Scott & White Memorial Hospital and Scott, Sherwood & Brindley Foundation), 5.50%, 8/15/31	250,000	280,412
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/30	100,000	111,311
Texas Transportation Commission State Highway Fund Rev., Series 2014 B, VRDN, 0.37%, 3/5/15	200,000	200,448
University of North Texas Rev., Series 2009 A, 5.00%, 4/15/32	250,000	281,937
		4,503,018

Utah — 0.4%
Utah State Board of Regents Rev., 5.25%, 8/1/21 (NATL-RE)	210,000	254,713
Vermont — 0.5%
Burlington Airport Rev., Series 2014 A, 5.00%, 7/1/30 (AGM)	250,000	278,813
Virginia — 1.1%
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/16	200,000	214,788
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	200,000	234,900
Washington County Industrial Development Authority Hospital Facility Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38	200,000	235,874
		685,562
Washington — 1.6%
Energy Northwest Electric Rev., Series 2014 C, (Project 3), 5.00%, 7/1/28	55,000	65,937
King County Sewer Rev., Series 2011 B, 5.00%, 1/1/34	200,000	227,946
Port of Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/30	200,000	228,928
Washington GO, Series 2008 A, 5.00%, 7/1/18, Prerefunded at 100% of Par(2)	200,000	226,564
Washington GO, Series R-2012C, 5.00%, 7/1/26	200,000	239,356
		988,731
Wisconsin — 1.1%
Wisconsin Health & Educational Facilities Authority Rev., (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/19, Prerefunded at 100% of Par(2)	300,000	365,073
Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18	250,000	283,337
		648,410
TOTAL INVESTMENT SECURITIES — 98.8% (Cost $55,542,455)		60,164,510
OTHER ASSETS AND LIABILITIES — 1.2%		704,753
TOTAL NET ASSETS — 100.0%		$60,869,263

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
18	U.S. Treasury 10-Year Notes	June 2015	2,300,344	(3,618)
4	U.S. Treasury Long Bonds	June 2015	647,375	(2,941)
			2,947,719	(6,559)

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGC-ICC	-	Assured Guarantee Corporation - Insured Custody Certificates
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $52,131.

(5)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities and unrealized appreciation (depreciation) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of February 28, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$55,545,383
Gross tax appreciation of investments	$5,102,616
Gross tax depreciation of investments	(483,489)
Net tax appreciation (depreciation) of investments	$4,619,127

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Tax-Free Money Market Fund
February 28, 2015

Tax-Free Money Market - Schedule of Investments
FEBRUARY 28, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 98.8%
Alabama — 0.3%
City of Tuscaloosa GO, Series 2014 C, 1.00%, 1/1/16	530,000	533,051
California — 9.0%
California Infrastructure & Economic Development Bank Rev., (Canyon Plastics, Inc.), VRDN, 0.12%, 3/5/15 (LOC: Bank of the West)	1,885,000	1,885,000
California State University PUTTERs Rev., Series 2008-2646Z, VRDN, 0.10%, 3/5/15 (AGM)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	1,100,000	1,100,000
Town of Hillsborough COP, Series 2003 A, (Water & Sewer System), VRDN, 0.08%, 3/5/15 (SBBPA: JPMorgan Chase Bank N.A.)	1,545,000	1,545,000
Town of Hillsborough COP, Series 2006 A, (Water & Sewer System), VRDN, 0.08%, 3/5/15 (SBBPA: JPMorgan Chase Bank N.A.)	2,020,000	2,020,000
Victorville Joint Powers Finance Authority Lease Rev., Series 2007 A, (Cogeneration Facility), VRDN, 1.02%, 3/5/15 (LOC: BNP Paribas)	8,440,000	8,440,000
		14,990,000
Colorado — 1.3%
Colorado Educational & Cultural Facilities Authority Rev., (Shambhala Mountain Center), VRDN, 0.11%, 3/5/15 (LOC: Wells Fargo Bank N.A.)	490,000	490,000
Midcities Metropolitan District No. 1 Rev., Series 2004 B, VRDN, 0.10%, 3/5/15 (LOC: BNP Paribas)	1,740,000	1,740,000
		2,230,000
Florida — 3.1%
County of Alachua Industrial Development Rev., Series 1997, (Florida Rock Industries, Inc.), VRDN, 0.09%, 3/5/15 (LOC: Bank of America N.A.) (Acquired 7/26/13, Cost $1,000,000)(2)	1,000,000	1,000,000
County of DeSoto Industrial Development Rev., (Tremron, Inc.), VRDN, 0.08%, 3/5/15 (LOC: Branch Banking & Trust)	400,000	400,000
Tender Option Bond Trust Receipts / Certificates Rev., Series XF0096, VRDN, 0.12%, 3/5/15 (AGM-CR and XLCA) (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,695,000	3,695,000
		5,095,000
Georgia — 7.9%
Monroe County Development Authority Pollution Control Rev., (Georgia Power Co. Plant Scherer), VRDN, 0.04%, 3/4/15	7,200,000	7,200,000
Stephens County Development Authority Solid Waste Disposable Facilities Rev., (Caterpillar, Inc.), VRDN, 0.20%, 3/5/15	1,520,000	1,520,000
Valdosta-Lowndes County Industrial Development Authority Rev., (Steeda Autosports Project), VRDN, 0.15%, 3/5/15 (LOC: Bank of America N.A.)	2,465,000	2,465,000
Walton County Development Authority Rev., (Walton Press, Inc.), VRDN, 0.15%, 3/5/15 (LOC: Bank of America N.A.)	1,960,000	1,960,000
		13,145,000
Idaho — 1.7%
Idaho Housing & Finance Association Rev., Series 2011 A, (Traditions at Boise Apartments), VRDN, 0.03%, 3/4/15 (LIQ FAC:FHLMC)	2,800,000	2,800,000
Illinois — 10.6%
Chicago Industrial Development Rev., (Evans Food Products Company, Inc.), VRDN, 0.15%, 3/5/15 (LOC: Bank of America N.A.)	1,180,000	1,180,000
Illinois Finance Authority Rev., (Andre's Imaging & Graphics, Inc.), VRDN, 0.14%, 3/5/15 (LOC: U.S. Bank N.A.)	1,390,000	1,390,000
Illinois Finance Authority Rev., (The Uniform Law Foundation), VRDN, 0.07%, 3/5/15 (LOC: PNC Bank N.A.)	2,740,000	2,740,000
Illinois Finance Authority Rev., Series 1997, (Radiological Society), VRDN, 0.12%, 3/5/15 (LOC: JPMorgan Chase Bank N.A.) (Acquired 8/23/11, Cost $500,000)(2)	500,000	500,000
Illinois Housing Development Authority Multi-Family Housing Rev., (Rome Meadows), VRDN, 0.42%, 3/5/15 (LOC: First National Bank and FHLB)	1,785,000	1,785,000
Rock Island County Metropolitan Airport Authority Rev., (Elliott Aviation), VRDN, 0.10%, 3/4/15 (LOC: U.S. Bank N.A.)	1,020,000	1,020,000
University of Illinois COP, (Utility Infrastructure Project), VRDN, 0.03%, 3/5/15 (SBBPA: Bank of New York Mellon)	7,305,000	7,305,000
Village of McCook Rev., Series 1996 B, (Illinois St. Andrew Society), VRDN, 0.05%, 3/5/15 (LOC: Northern Trust Company)	1,700,000	1,700,000
		17,620,000

Indiana — 0.2%
University of Southern Indiana Rev., Series 1999 G, (Student Fee), VRDN, 0.12%, 3/4/15 (LOC: JPMorgan Chase Bank N.A.)	250,000	250,000
Iowa — 0.9%
City of Des Moines Rev., (Iowa Methodist Medical Centre Project), VRDN, 0.02%, 3/4/15 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
Iowa Finance Authority Industrial Development Rev., (Embria Health Sciences), VRDN, 0.13%, 3/5/15 (LOC: Wells Fargo Bank N.A.)	560,000	560,000
		1,560,000
Kansas — 0.5%
City of Wichita Rev., (Didcot LC Project), VRDN, 0.15%, 3/5/15 (LOC: Bank of America N.A.)	840,000	840,000
Louisiana — 1.8%
Terrebonne Economic Development Authority Gulf Opportunity Zone Rev., (Buquet Distribution Co.), VRDN, 0.25%, 3/5/15 (LOC: Community Bank and FHLB)	3,050,000	3,050,000
Massachusetts — 0.5%
Massachusetts Industrial Finance Agency Rev., (Cambridge Isotope Labs, Inc.), VRDN, 0.20%, 3/4/15 (LOC: Bank of America N.A.) (Acquired 11/30/12, Cost $310,000)(2)	310,000	310,000
Massachusetts Industrial Finance Agency Rev., (Hi-Tech Mold & Tool, Inc.), VRDN, 0.10%, 3/4/15 (LOC: TD Bank N.A.)	480,000	480,000
		790,000
Minnesota — 3.8%
City of Cohasset Rev., (Minnesota Power & Light Co.), Series 1997 A, VRDN, 0.06%, 3/5/15 (LOC: JPMorgan Chase Bank N.A.)	6,000,000	6,000,000
City of Minnetonka Rev., (Brier Creek Apartments Partnership LLP), VRDN, 0.11%, 3/5/15 (LOC: Wells Fargo Bank N.A.)	400,000	400,000
		6,400,000
Missouri — 2.2%
Missouri State Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 0.03%, 3/2/15 (LOC: Commerce Bank N.A.)	3,600,000	3,600,000
Missouri State Health & Educational Facilities Authority Rev., Series 2011 B, (Rockhurst University), VRDN, 0.03%, 3/2/15 (LOC: Commerce Bank N.A.)	100,000	100,000
		3,700,000
Nevada — 1.5%
Nevada Housing Division Rev., (Multi Unit Housing), VRDN, 0.05%, 3/5/15 (LOC: Citibank N.A.)	2,465,000	2,465,000
New Hampshire — 0.6%
New Hampshire Business Finance Authority Rev., Series 2008 A, (New Hampshire Public Radio, Inc.), VRDN, 0.07%, 3/5/15 (LOC: TD Bank N.A.)	1,000,000	1,000,000
New Mexico — 0.4%
City of Albuquerque Industrial Rev., (CVI Laser LLC), VRDN, 0.17%, 3/5/15 (LOC: Bank of America N.A.)	700,000	700,000
New York — 9.7%
Long Island Power Authority Electric System Rev., Series 1998 A-1, VRDN, 0.05%, 3/4/15 (LOC: Bayerische Landesbank)	7,500,000	7,500,000
New York City Transitional Finance Authority Rev., Series 2002 1-D, (Future Tax Secured Bonds), VRDN, 0.03%, 3/2/15 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	700,000	700,000
New York State Housing Finance Agency Rev., Series 2013 A, (160 Madison Ave LLC), VRDN, 0.01%, 3/2/15 (LOC: PNC Bank N.A.)	4,100,000	4,100,000
North Amityville Fire Co., Inc. Rev., VRDN, 0.17%, 3/5/15 (LOC: Citibank N.A.)	2,705,000	2,705,000
Suffolk County Industrial Development Agency Rev., (JBC Realty LLC), VRDN, 0.20%, 3/4/15 (LOC: JPMorgan Chase Bank N.A.)	1,080,000	1,080,000
		16,085,000
North Carolina — 6.9%
Austin Trust Rev., Series 2008-3509, VRDN, 0.16%, 3/5/15 (LIQ FAC: Bank of America N.A.)(1)	4,000,000	4,000,000
North Carolina Capital Facilities Finance Agency Rev., (Lees-McRae College, Inc.), VRDN, 0.11%, 3/5/15 (LOC: Branch Banking & Trust)	4,245,000	4,245,000
North Carolina Medical Care Commission Facilities Rev., (Mission St. Joseph's), VRDN, 0.07%, 3/5/15 (SBBPA: Branch Banking & Trust)	3,200,000	3,200,000

North Carolina Medical Care Commission Healthcare Facilities Rev., (Stanley Total Living Center), VRDN, 0.11%, 3/5/15 (LOC: Wells Fargo Bank N.A.) (Acquired 12/16/09, Cost $100,000)(2)	100,000	100,000
		11,545,000
Ohio — 2.4%
City of Alliance Rev., (Alliance Obligated Group), VRDN, 0.01%, 3/2/15 (Radian) (LOC: JPMorgan Chase Bank N.A.)	500,000	500,000
County of Putnam Healthcare Facilities Rev., (Hilty Memorial Home), VRDN, 0.07%, 3/5/15 (LOC: First Federal Bank of Midwest and FHLB)	3,430,000	3,430,000
		3,930,000
Oklahoma — 1.1%
Tulsa County Independent School District No. 9 GO, 1.00%, 4/1/15	1,860,000	1,861,245
Pennsylvania — 0.7%
Pennsylvania Higher Educational Facilities Authority Rev., Series 2002 K-1, (Association Independent Colleges), VRDN, 0.04%, 3/5/15 (LOC: JPMorgan Chase Bank N.A.)	1,120,000	1,120,000
South Carolina — 1.3%
South Carolina Jobs Economic Development Authority Rev., (YMCA of Beaufort County Project), VRDN, 0.07%, 3/5/15 (LOC: Branch Banking & Trust)	2,210,000	2,210,000
Texas — 24.8%
Austin Trust Rev., Series 2008-1197, VRDN, 0.12%, 3/10/15 (LIQ FAC: Bank of America N.A.)(1)	3,125,000	3,125,000
Board of San Antonio Electric & Gas Rev., 5.00%, 2/1/16	1,000,000	1,043,340
Brazos Harbor Industrial Development Corp. Rev., (BASF Corp.), VRDN, 0.04%, 3/4/15	10,500,000	10,500,000
City of Frisco GO, 5.00%, 2/15/16 (NATL-RE)	1,685,000	1,762,345
City of Houston Combined Utility System Rev., Series 2011 E, (First Lien), 5.00%, 11/15/15	1,240,000	1,282,410
City of Keller GO, 5.00%, 8/15/15	2,370,000	2,422,200
El Paso Independent School District GO, 3.00%, 8/15/15 (Texas Permanent School Fund)	475,000	481,035
Mission Economic Development Corp. Industrial Rev., (CMI Project), VRDN, 0.13%, 3/5/15 (LOC: Wells Fargo Bank N.A.)	3,085,000	3,085,000
Mission Economic Development Corp. Solid Waste Disposal Rev., (IESI Corp.), VRDN, 0.05%, 3/5/15 (LOC: Bank of America N.A.)	5,000,000	5,000,000
Muleshoe Economic Development Corps. Industrial Development Rev., (John Lyle & Grace Ajean), VRDN, 0.22%, 3/5/15 (LOC: Rabobank N.A. and Rabobank Nederland N.V.)	4,570,000	4,570,000
State of Texas GO, 1.50%, 8/31/15	6,200,000	6,242,344
Tarrant County Housing Finance Corp. Rev., Series 2003, (Gateway Arlington Apartments),VRDN, 0.03%, 3/5/15 (LOC: FNMA)	1,810,000	1,810,000
		41,323,674
Utah — 1.1%
City of Logan Industrial Development Rev., (Scientific Technology), VRDN, 0.14%, 3/5/15 (LOC: Bank of the West)	1,250,000	1,250,000
Ogden City Redevelopment Agency Tax Increment Rev., Series 2005 A, VRDN, 0.11%, 3/5/15 (LOC: Wells Fargo Bank N.A.)	640,000	640,000
		1,890,000
Washington — 2.4%
Washington State Housing Finance Commission Rev., Series 2009 B, (Pioneer Human Services), VRDN, 0.07%, 3/4/15 (LOC: U.S. Bank N.A.)	1,200,000	1,200,000
Yakima County Public Corps. Rev., (Macro Plastics, Inc.), VRDN, 0.10%, 3/4/15 (LOC: Bank of the West)	2,800,000	2,800,000
		4,000,000
Wisconsin — 2.1%
Milwaukee Redevelopment Authority Rev., (La Causa, Inc.), VRDN, 0.11%, 3/4/15 (LOC: U.S. Bank N.A.)	1,375,000	1,375,000
Wisconsin Health & Educational Facilities Authority Rev., (Upland Hills Health, Inc.), Series 2006 C, VRDN, 0.04%, 3/4/15 (LOC: U.S. Bank N.A.)	2,100,000	2,100,000
		3,475,000
TOTAL INVESTMENT SECURITIES — 98.8%		164,607,970
OTHER ASSETS AND LIABILITIES — 1.2%		2,034,966
TOTAL NET ASSETS — 100.0%		$166,642,936

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
PUTTERs	-	Puttable Tax-Exempt Receipts
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $11,920,000, which represented 7.2% of total net assets.

(2)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $1,910,000, which represented 1.1% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of February 28, 2015, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$164,607,970

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 28, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 28, 2015